UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Annual Report

October 31, 2011

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.25%	4.43%	7.92%

A The initial offering of Institutional Class shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Institutional Class on October 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Institutional Class took place on February 19, 2009. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities were rocked by a number of headline events during the year ending October 31, 2011. Stocks posted a solid advance for the first half of the year, despite concern about sovereign debt in Europe, a devastating earthquake/tsunami in Japan, and political upheaval in the Arab world. Sentiment turned decidedly negative in the second half, however, as fresh worries about Europe, inflation in China, the debt ceiling debate and Standard & Poor's downgrade of its long-term sovereign credit rating of the U.S., and a dimmer outlook for global growth caused markets to suffer declines that intensified in August and September. October brought with it yet another dramatic swing, as better-than-expected U.S. economic data and prospects for a resolution to the European debt debacle prompted buyers to storm back onto the scene in search of bargains. Those gains - along with favorable currency fluctuations overall - lifted the MSCI® World Index 2.12% for the year. Within the index, Europe declined the most, with most countries in the region sustaining steep losses. By contrast, the U.S. (+8%), which dominates the index, fared well, as did Australia (+4%) and Switzerland (+3%). Japan showed resilience in the wake of its natural disasters, falling only 2%. Global bond markets performed comparatively well, with the Citigroup® World Government Bond Index gaining 3.73%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Institutional Class shares gained 2.25%, underperforming the 3.13% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. We maintained lighter-than-benchmark exposure to investment-grade bonds and a neutral weighting in stocks, which made a meaningful contribution to relative results. Absolute results among the sleeves were mixed, with all equity segments except the U.S. and Canada suffering declines. Our U.S. investments boasted the largest return for the period, as solid business fundamentals in corporate America fueled a supportive backdrop for domestic stocks. By contrast, the Europe subportfolio declined the most. On balance, security selection detracted from relative results, though a strong showing from the U.S. subportfolio partially offset underperformance from the Europe, Asia ex Japan and Japan sleeves. In fixed income, the developed-country debt sleeve produced a low-single-digit advance, moderately underperforming its benchmark and hurting the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Class A	1.35%
Actual		$ 1,000.00	$ 920.70	$ 6.54
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 919.60	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.13%
Actual		$ 1,000.00	$ 916.70	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 916.50	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Global Balanced	1.03%
Actual		$ 1,000.00	$ 921.50	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	1.12%
Actual		$ 1,000.00	$ 921.40	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United States of America 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.1	62.2
Bonds	44.5	34.1
Convertible Securities	0.0	0.1
Other Investments	0.3	0.0
Short-Term Investments and Net Other Assets	1.1	3.6
Top Five Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc. (United States of America)	1.5	0.6
Citigroup, Inc. (United States of America)	1.5	0.0
Exxon Mobil Corp. (United States of America)	1.2	1.1
Edwards Lifesciences Corp. (United States of America)	1.2	0.7
Apple, Inc. (United States of America)	1.1	0.9
	6.5
Top Five Bond Issuers as of October 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.5	8.5
U.S. Treasury Obligations	5.4	2.0
German Federal Republic	3.9	1.3
Italian Republic	2.0	2.2
UK Treasury GILT	0.9	0.2
	22.7
Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	18.4
Consumer Discretionary	8.7	9.6
Energy	8.6	10.0
Information Technology	7.8	9.4
Industrials	6.0	6.8
Health Care	5.8	7.4
Consumer Staples	4.1	3.7
Materials	4.1	5.9
Telecommunication Services	2.6	2.3
Utilities	1.4	1.5

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 51.8%
	Shares	Value
Australia - 1.0%
AMP Ltd.	26,000	$ 115,921
Australia & New Zealand Banking Group Ltd.	6,760	152,766
BHP Billiton Ltd.	20,434	799,957
Coca-Cola Amatil Ltd.	8,329	107,528
Cochlear Ltd.	2,725	167,332
Commonwealth Bank of Australia	15,163	778,998
Computershare Ltd.	33,489	264,687
Crown Ltd.	20,637	173,914
CSL Ltd.	8,792	264,831
Fortescue Metals Group Ltd.	56,690	284,772
Fosters Group Ltd.	8,712	48,729
Iluka Resources Ltd.	8,254	137,233
Newcrest Mining Ltd.	9,598	339,243
QBE Insurance Group Ltd.	16,791	258,487
Rio Tinto Ltd.	4,018	288,496
Suncorp-Metway Ltd.	33,421	299,979
Super Cheap Auto Group Ltd. (e)	13,819	78,298
Telstra Corp. Ltd.	113,663	369,092
Wesfarmers Ltd.	11,790	400,056
WorleyParsons Ltd.	6,174	179,216
TOTAL AUSTRALIA		5,509,535
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	333,903
Bailiwick of Jersey - 0.4%
Experian PLC	55,300	720,806
Randgold Resources Ltd. sponsored ADR	4,700	514,979
Shire PLC	29,157	915,280
TOTAL BAILIWICK OF JERSEY		2,151,065
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	13
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	26,784
GOME Electrical Appliances Holdings Ltd.	336,000	103,018
Jardine Strategic Holdings Ltd.	3,000	87,963
Lazard Ltd. Class A	9,000	246,060
Noble Group Ltd.	80,000	97,645
Pacific Basin Shipping Ltd.	183,000	83,443
Ports Design Ltd.	43,500	77,568
TOTAL BERMUDA		722,481
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	13,700	$ 471,965
Canada - 2.9%
Agrium, Inc.	1,700	140,147
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	87,275
Astral Media, Inc. Class A (non-vtg.)	1,000	34,328
Bank of Montreal	5,400	319,011
Bank of Nova Scotia	6,500	342,524
Barrick Gold Corp.	5,500	271,510
Baytex Energy Corp.	3,700	195,569
BCE, Inc.	9,000	356,714
Bombardier, Inc. Class B (sub. vtg.)	9,400	38,850
Brookfield Asset Management, Inc. Class A	5,200	150,442
Brookfield Properties Corp.	5,300	86,982
Calfrac Well Services Ltd.	500	15,499
Canadian Imperial Bank of Commerce	3,200	241,079
Canadian National Railway Co.	3,700	289,809
Canadian Natural Resources Ltd.	6,400	225,735
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	90,661
Celtic Exploration Ltd. (a)	6,200	153,562
Cenovus Energy, Inc.	7,400	253,434
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	92,090
Copper Mountain Mining Corp. (a)	12,400	66,176
Detour Gold Corp. (a)	3,600	119,175
Eldorado Gold Corp.	7,800	146,556
Enbridge, Inc.	15,000	519,587
First Quantum Minerals Ltd.	7,800	163,613
Fortis, Inc.	4,700	158,891
Franco-Nevada Corp.	4,000	158,459
Goldcorp, Inc.	7,800	379,495
Grande Cache Coal Corp. (a)	6,300	62,377
IAMGOLD Corp.	2,700	58,044
Industrial Alliance Life Insurance Co.	1,900	61,812
Intact Financial Corp.	5,050	281,769
Ivanhoe Mines Ltd. (a)	4,010	82,063
Keyera Corp.	117,423	5,356,096
Manulife Financial Corp.	16,000	211,225
Metro, Inc. Class A (sub. vtg.)	5,400	264,569
National Bank of Canada	2,200	157,003
New Gold, Inc. (a)	6,200	76,812
Open Text Corp. (a)	2,500	153,007
Osisko Mining Corp. (a)	6,400	77,171
Pembina Pipeline Corp.	2,300	62,596
Common Stocks - continued
	Shares	Value
Canada - continued
Potash Corp. of Saskatchewan, Inc.	6,800	$ 321,838
Precision Drilling Corp. (a)	6,200	71,898
Progressive Waste Solution Ltd.	4,600	96,905
Quebecor, Inc. Class B (sub. vtg.)	2,900	100,366
RioCan (REIT)	8,500	215,644
Rogers Communications, Inc. Class B (non-vtg.)	2,350	85,692
Royal Bank of Canada	8,900	434,085
Silver Wheaton Corp.	2,700	93,228
Suncor Energy, Inc.	11,872	378,127
SXC Health Solutions Corp. (a)	3,200	148,564
Talisman Energy, Inc.	6,600	93,619
Teck Resources Ltd. Class B (sub. vtg.)	4,400	176,380
TELUS Corp.	4,800	258,237
The Toronto-Dominion Bank	8,200	618,835
Thomson Reuters Corp.	4,000	118,333
Tim Hortons, Inc. (Canada)	3,900	191,939
Tourmaline Oil Corp. (a)	7,000	232,713
TransCanada Corp.	5,400	229,521
Trican Well Service Ltd.	2,300	40,677
Trinidad Drilling Ltd.	6,300	49,295
Valeant Pharmaceuticals International, Inc. (Canada)	4,200	165,834
Vermilion Energy, Inc.	1,600	75,373
Yamana Gold, Inc.	7,700	114,938
TOTAL CANADA		16,313,758
Cayman Islands - 0.1%
Ajisen (China) Holdings Ltd.	50,000	70,974
Anta Sports Products Ltd.	38,000	34,750
Ctrip.com International Ltd. sponsored ADR (a)	1,000	34,860
Geely Automobile Holdings Ltd.	165,000	42,187
Shenguan Holdings Group Ltd.	162,000	87,035
SouFun Holdings Ltd. ADR	9,000	114,840
Tencent Holdings Ltd.	7,500	173,457
TOTAL CAYMAN ISLANDS		558,103
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,000	700,900
Curacao - 0.3%
Schlumberger Ltd.	20,000	1,469,400
Common Stocks - continued
	Shares	Value
Denmark - 0.2%
Danske Bank A/S (a)	31,508	$ 436,573
Novo Nordisk A/S Series B	7,375	783,101
TOTAL DENMARK		1,219,674
France - 2.4%
Alstom SA	18,280	685,567
Arkema SA	8,000	547,305
Atos Origin SA	10,516	509,649
BNP Paribas SA	22,736	1,033,604
Christian Dior SA	2,400	339,775
Compagnie Generale de Geophysique SA (a)	15,200	332,159
Danone	16,800	1,169,451
Edenred	17,300	490,800
GDF Suez	13,900	394,631
Iliad SA	5,064	592,743
JC Decaux SA (a)	20,400	546,704
LVMH Moet Hennessy - Louis Vuitton	4,963	825,913
PPR SA	6,600	1,031,199
Publicis Groupe SA	12,100	586,668
Safran SA	18,400	602,727
Sanofi-aventis	32,747	2,343,027
Sanofi-aventis sponsored ADR	20,000	715,000
Unibail-Rodamco	3,300	659,913
TOTAL FRANCE		13,406,835
Germany - 1.0%
Allianz AG	7,789	875,379
BASF AG	11,145	820,379
Bayer AG	13,100	839,286
Deutsche Bank AG	10,300	425,952
E.ON AG	13,539	328,078
Fresenius Medical Care AG & Co. KGaA	7,800	568,279
HeidelbergCement AG	8,700	397,077
Kabel Deutschland Holding AG (a)	7,800	445,378
SAP AG	17,271	1,044,493
TOTAL GERMANY		5,744,301
Hong Kong - 0.2%
AIA Group Ltd.	13,800	42,197
BOC Hong Kong (Holdings) Ltd.	57,500	136,733
Cheung Kong Holdings Ltd.	22,000	272,710
Hong Kong Exchanges and Clearing Ltd.	11,300	191,556
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	28,000	$ 256,100
SJM Holdings Ltd.	74,000	126,840
TOTAL HONG KONG		1,026,136
Ireland - 0.1%
Elan Corp. PLC (a)	19,600	232,474
James Hardie Industries NV CDI (a)	26,522	171,797
TOTAL IRELAND		404,271
Isle of Man - 0.0%
Genting Singapore PLC (a)	100,000	136,589
Italy - 0.7%
Amplifon SpA	45,300	217,913
ENI SpA	48,100	1,063,352
Fiat Industrial SpA (a)	68,000	593,333
Intesa Sanpaolo SpA	364,685	651,552
Prada SpA	148,900	736,080
Prysmian SpA	26,100	395,512
TOTAL ITALY		3,657,742
Japan - 5.2%
All Nippon Airways Ltd.	90,000	271,024
Anritsu Corp. (e)	13,000	147,004
Asahi Kasei Corp.	166,000	984,562
Chiyoda Corp.	15,000	172,758
Cosmos Pharmaceutical Corp.	3,900	180,919
CyberAgent, Inc.	442	1,489,870
Dainippon Screen Manufacturing Co. Ltd.	26,000	199,666
Daito Trust Construction Co. Ltd.	5,700	505,088
Daiwa House Industry Co. Ltd.	17,000	213,052
DeNA Co. Ltd.	4,500	194,252
Digital Garage, Inc. (a)	95	311,069
Don Quijote Co. Ltd.	13,900	509,238
East Japan Railway Co.	6,500	394,135
Exedy Corp.	9,600	278,153
Fast Retailing Co. Ltd.	4,700	844,394
GREE, Inc.	10,200	329,188
Hitachi Transport System Ltd.	6,600	114,856
Honda Motor Co. Ltd.	37,900	1,133,497
Ishikawajima-Harima Heavy Industries Co. Ltd.	88,000	200,491
Japan Tobacco, Inc.	213	1,064,745
JS Group Corp.	41,700	874,525
Common Stocks - continued
	Shares	Value
Japan - continued
JTEKT Corp.	69,000	$ 754,624
Kakaku.com, Inc.	11,500	455,401
KDDI Corp.	84	615,409
Kenedix Realty Investment Corp.	98	284,224
Kuraray Co. Ltd.	9,800	137,206
Lawson, Inc.	6,200	348,917
Makita Corp.	6,000	224,030
Mandom Corp.	2,000	51,075
Marubeni Corp.	65,000	378,385
Mitsui & Co. Ltd.	38,800	566,340
Mitsui Fudosan Co. Ltd.	71,000	1,180,901
MS&AD Insurance Group Holdings, Inc.	54,900	1,075,429
Namco Bandai Holdings, Inc.	43,400	629,363
NHK Spring Co. Ltd.	88,000	805,503
Nikon Corp.	18,300	409,809
Nissan Motor Co. Ltd.	39,300	361,400
Nitto Boseki Co. Ltd. (e)	57,000	170,586
NOK Corp.	29,200	494,238
NTT Urban Development Co.	662	455,809
ORIX Corp.	9,540	832,713
Panasonic Corp.	75,100	759,290
Pioneer Corp. (a)	124,200	498,075
Raito Kogyo Co. Ltd.	83,800	348,612
Rakuten, Inc.	903	990,027
Shimadzu Corp.	41,000	349,087
SMC Corp.	7,000	1,088,931
SOFTBANK CORP.	21,200	688,148
Start Today Co. Ltd.	31,100	657,981
Sumitomo Mitsui Financial Group, Inc.	52,300	1,462,052
T&D Holdings, Inc.	28,300	280,586
Terumo Corp.	6,200	315,062
Toray Industries, Inc.	94,000	669,121
Toyo Engineering Corp.	35,000	115,724
Toyota Motor Corp.	9,100	302,166
Universal Entertainment Corp.	9,300	242,243
Yamato Kogyo Co. Ltd.	3,400	86,012
TOTAL JAPAN		29,496,965
Netherlands - 0.4%
AEGON NV (a)	134,500	641,516
ING Groep NV (Certificaten Van Aandelen) (a)	114,800	989,831
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	22,300	$ 464,280
Yandex NV	11,200	308,224
TOTAL NETHERLANDS		2,403,851
Norway - 0.2%
Aker Solutions ASA	38,700	450,073
Storebrand ASA (A Shares)	147,000	906,407
TOTAL NORWAY		1,356,480
Papua New Guinea - 0.0%
Oil Search Ltd.	33,276	227,037
Poland - 0.0%
Eurocash SA	31,400	251,761
Singapore - 0.2%
Avago Technologies Ltd.	9,000	303,930
DBS Group Holdings Ltd.	38,000	371,042
Keppel Corp. Ltd.	34,100	255,185
TOTAL SINGAPORE		930,157
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	126,091	1,134,973
Banco Santander SA:
rights 10/31/11	105,845	18,310
(Spain)	68,522	580,045
Grifols SA (a)	20,300	378,836
Inditex SA	11,128	1,012,707
Mediaset Espana Comunicacion	45,823	304,389
TOTAL SPAIN		3,429,260
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	22,006	728,746
Swedbank AB (A Shares)	46,046	648,714
Telefonaktiebolaget LM Ericsson (B Shares)	75,319	784,837
TOTAL SWEDEN		2,162,297
Switzerland - 1.3%
ACE Ltd.	12,000	865,800
Adecco SA (Reg.)	10,149	490,478
Bank Sarasin & Co. Ltd. Series B (Reg.)	9,080	346,624
Compagnie Financiere Richemont SA Series A	14,580	834,876
Nestle SA	49,279	2,858,300
Schindler Holding AG (participation certificate)	5,308	624,222
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (United States)	7,600	$ 434,340
UBS AG (a)	70,176	887,152
TOTAL SWITZERLAND		7,341,792
United Kingdom - 4.9%
Aegis Group PLC	242,545	535,164
Aviva PLC	101,800	555,480
Barclays PLC	358,756	1,112,331
BG Group PLC	79,882	1,742,644
BHP Billiton PLC	29,454	927,664
British American Tobacco PLC:
(United Kingdom)	32,800	1,504,171
sponsored ADR	26,900	2,481,525
British Land Co. PLC	85,376	700,925
Carphone Warehouse Group PLC	295,350	1,667,186
Filtrona PLC	74,800	477,685
GlaxoSmithKline PLC	66,300	1,488,206
HSBC Holdings PLC sponsored ADR	39,096	1,706,931
Invensys PLC	63,100	228,832
Lloyds Banking Group PLC (a)	1,299,600	672,179
Meggitt PLC	96,600	597,484
Micro Focus International PLC	67,300	367,555
Misys PLC	59,500	279,217
Next PLC	15,600	641,247
Rolls-Royce Group PLC	39,900	450,774
Rolls-Royce Group PLC Class C	2,753,100	4,428
Royal Dutch Shell PLC Class A (United Kingdom)	103,437	3,664,908
Standard Chartered PLC (United Kingdom)	41,435	972,216
Tullow Oil PLC	22,800	514,437
Unilever PLC	39,700	1,330,998
Vodafone Group PLC	784,100	2,177,606
Xstrata PLC	62,800	1,055,902
TOTAL UNITED KINGDOM		27,857,695
United States of America - 28.9%
Alexion Pharmaceuticals, Inc. (a)	51,000	3,443,010
Amazon.com, Inc. (a)	5,100	1,088,901
American Express Co.	54,500	2,758,790
Ameriprise Financial, Inc.	23,000	1,073,640
Apple, Inc. (a)	15,100	6,112,178
BB&T Corp.	17,000	396,780
Beam, Inc.	11,700	578,331
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	22,200	$ 2,583,192
Cabot Oil & Gas Corp.	21,000	1,632,120
Chevron Corp.	42,000	4,412,100
Citigroup, Inc.	266,400	8,415,576
Citrix Systems, Inc. (a)	38,000	2,767,540
Cognizant Technology Solutions Corp. Class A (a)	15,000	1,091,250
Collective Brands, Inc. (a)	55,000	803,550
CSX Corp.	100,000	2,221,000
Cummins, Inc.	49,200	4,891,956
Discover Financial Services	134,400	3,166,464
Duke Energy Corp.	25,000	510,500
Dunkin' Brands Group, Inc. (a)	300	8,733
Edwards Lifesciences Corp. (a)	89,000	6,712,380
El Paso Electric Co.	22,500	720,675
Elizabeth Arden, Inc. (a)	20,000	685,600
EQT Corp.	72,000	4,572,000
Estee Lauder Companies, Inc. Class A	36,000	3,544,200
Exxon Mobil Corp.	88,300	6,895,347
Fifth Third Bancorp	132,000	1,585,320
Fiserv, Inc. (a)	2,000	117,740
Fluor Corp.	5,700	324,045
Fossil, Inc. (a)	1,000	103,660
Freeport-McMoRan Copper & Gold, Inc.	38,000	1,529,880
G-III Apparel Group Ltd. (a)	55,700	1,570,183
Gilead Sciences, Inc. (a)	33,000	1,374,780
Google, Inc. Class A (a)	1,700	1,007,488
Halliburton Co.	8,300	310,088
Informatica Corp. (a)	40,000	1,820,000
IntercontinentalExchange, Inc. (a)	4,000	519,520
InterMune, Inc. (a)	11,000	280,500
Intuit, Inc.	157,000	8,426,190
iRobot Corp. (a)	47,000	1,591,420
JCPenney Co., Inc.	7,000	224,560
JPMorgan Chase & Co.	35,000	1,216,600
Lincoln National Corp.	106,000	2,019,300
Lorillard, Inc.	1,000	110,660
lululemon athletica, Inc. (a)	1,900	107,312
MasterCard, Inc. Class A	17,200	5,972,528
McDonald's Corp.	34,700	3,221,895
Mead Johnson Nutrition Co. Class A	5,100	366,435
Morgan Stanley	26,700	470,988
Motorola Solutions, Inc.	8,000	375,280
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	27,000	$ 1,925,910
Noble Energy, Inc.	3,900	348,426
Nu Skin Enterprises, Inc. Class A	38,000	1,920,140
ONEOK, Inc.	10,000	760,500
Perrigo Co.	55,800	5,037,624
Polypore International, Inc. (a)	40,100	2,103,245
PPL Corp.	41,000	1,204,170
Prestige Brands Holdings, Inc. (a)	83,000	878,140
Priceline.com, Inc. (a)	1,300	660,036
Prologis, Inc.	202,100	6,014,496
PulteGroup, Inc. (a)	238,000	1,232,840
Ralph Lauren Corp.	4,500	714,555
ResMed, Inc. CDI (a)	41,669	117,489
RF Micro Devices, Inc. (a)	311,800	2,288,612
Riverbed Technology, Inc. (a)	7,000	193,060
salesforce.com, Inc. (a)	17,100	2,277,207
Sirius XM Radio, Inc. (a)(e)	1,075,000	1,924,250
Smithfield Foods, Inc. (a)	51,000	1,165,860
Starbucks Corp.	81,000	3,429,540
Target Corp.	21,000	1,149,750
The Mosaic Co.	6,600	386,496
TJX Companies, Inc.	55,000	3,241,150
Torchmark Corp.	15,000	613,950
Union Pacific Corp.	58,500	5,824,845
United Technologies Corp.	19,000	1,481,620
UnitedHealth Group, Inc.	72,300	3,469,677
Virgin Media, Inc.	13,500	329,130
W.R. Grace & Co. (a)	104,000	4,346,160
Wells Fargo & Co.	70,000	1,813,700
Williams Companies, Inc.	28,000	843,080
TOTAL UNITED STATES OF AMERICA		163,427,843
TOTAL COMMON STOCKS (Cost $268,685,144)		292,711,809
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
ProSiebenSat.1 Media AG	41,500	890,194
Volkswagen AG	5,400	947,584
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,290,243)		1,837,778
Nonconvertible Bonds - 11.8%
		Principal Amount (d)	Value
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 335,596
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	274,718
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		$ 250,000	341,439
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	359,775
4.875% 11/19/19		600,000	638,600
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	558,137
TOTAL AUSTRALIA			2,508,265
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/16	EUR	250,000	349,309
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	429,394
TOTAL BAILIWICK OF JERSEY			778,703
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	412,566
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	192,362
TOTAL BELGIUM			604,928
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,031,250
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	334,558
British Virgin Islands - 0.1%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	419,092
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	417,848
TOTAL BRITISH VIRGIN ISLANDS			836,940
Canada - 0.1%
Toronto Dominion Bank 2.375% 10/19/16		250,000	254,750
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	218,492
TOTAL CANADA			473,242
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	195,298	266,092
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,152
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 218,094
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	191,979
TOTAL CAYMAN ISLANDS			1,169,317
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		$ 300,000	303,000
Denmark - 0.0%
TDC A/S 4.375% 2/23/18	EUR	200,000	288,740
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	336,776
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	558,044
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	44,977
Compagnie de St. Gobain 1.816% 4/11/12 (h)	EUR	175,000	241,778
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	362,631
Credit Logement SA:
2.128% (g)(h)	EUR	150,000	121,437
2.679% (g)(h)	EUR	250,000	188,556
EDF SA:
4.625% 9/11/24	EUR	150,000	219,758
5.5% 10/17/41	GBP	400,000	659,224
Iliad SA 4.875% 6/1/16	EUR	500,000	687,922
Safran SA 4% 11/26/14	EUR	550,000	770,407
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	542,783
Societe Generale 1.712% 6/7/17 (h)	EUR	100,000	120,668
Societe Generale SCF 4% 7/7/16	EUR	450,000	649,632
TOTAL FRANCE			5,504,593
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	252,562
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	316,014
TOTAL GERMANY			568,576
India - 0.0%
Export-Import Bank of India 0.6931% 6/7/12 (h)	JPY	20,000,000	253,548
Ireland - 0.1%
Bank of Ireland 0.9022% 2/15/12 (h)	GBP	550,000	849,130
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	297,039
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7084% 2/24/14 (f)(h)		$ 400,000	$ 365,060
3.75% 11/23/16	EUR	350,000	445,407
4.375% 8/16/16	EUR	500,000	674,098
6.375% 11/12/17 (h)	GBP	150,000	214,464
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	680,284
Telecom Italia SpA 7% 1/20/17	EUR	250,000	355,846
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	271,312
TOTAL ITALY			3,006,471
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	461,835
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	536,491
Kookmin Bank 5.875% 6/11/12		200,000	203,654
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,239
Korea Resources Corp. 4.125% 5/19/15		610,000	614,946
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	457,656
5% 9/30/14 (Reg. S)		200,000	210,597
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	307,001
TOTAL KOREA (SOUTH)			2,533,584
Luxembourg - 0.5%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	382,994
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	217,964
6.51% 3/7/22 (Reg. S)		450,000	472,500
6.58% 10/31/13	GBP	100,000	168,861
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	347,705
7.125% 4/23/15	EUR	150,000	224,711
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	394,948
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	291,750
TMK Capital SA 7.75% 1/27/18		300,000	282,000
TOTAL LUXEMBOURG			2,783,433
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	$ 426,932
5% 3/30/20		$ 400,000	445,369
TOTAL MEXICO			872,301
Multi-National - 0.3%
European Union 3.25% 4/4/18	EUR	1,000,000	1,445,248
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	79,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	423,654	417,475
ING Bank NV 4.75% 5/27/19	EUR	200,000	307,023
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	850,000	979,282
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	458,623
Linde Finance BV 3.875% 6/1/21	EUR	500,000	726,806
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	278,164
TOTAL NETHERLANDS			3,246,373
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	290,084
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,949,809
TOTAL NORWAY			2,239,893
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	302,625
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	361,148
TOTAL RUSSIA			663,773
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,249,802
Iberdrola Finanzas SAU 4.75% 1/25/16 (Reg. S)	EUR	100,000	141,367
MAPFRE SA 5.921% 7/24/37 (h)	EUR	250,000	240,441
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	145,711
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	138,829
TOTAL SPAIN			1,916,150
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	855,237
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	500,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.9281% 4/30/12 (h)		$ 229,000	$ 231,290
United Kingdom - 2.0%
3i Group PLC 5.625% 3/17/17	EUR	150,000	205,465
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	556,078
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	546,736
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	300,000	449,719
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	201,313
8.125% 11/15/13		200,000	225,506
BG Energy Capital PLC 5% 11/4/36	GBP	150,000	244,146
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	456,909
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	293,936
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	508,317
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	586,671
HSBC Bank PLC 3.875% 10/24/18	EUR	500,000	702,336
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,861
7.25% 9/15/14	EUR	150,000	232,805
7.75% 6/24/19	GBP	500,000	976,837
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	177,485
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	565,461
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,966
7.125% 12/1/37 (f)		200,000	207,099
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	421,846
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	345,508
Royal Bank of Scotland PLC:
1.0911% 4/11/16 (h)		250,000	180,490
5.75% 5/21/14	EUR	500,000	702,601
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	572,879
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	282,153
Tesco PLC 5.875% 9/12/16	EUR	100,000	159,534
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	146,631
Virgin Media Finance PLC 8.875% 10/15/19	GBP	250,000	434,214
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	267,932
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	259,618
TOTAL UNITED KINGDOM			11,373,052
United States of America - 3.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	449,730
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Altria Group, Inc.:
8.5% 11/10/13		$ 210,000	$ 240,249
9.25% 8/6/19		400,000	533,027
AT&T, Inc. 5.55% 8/15/41		300,000	341,317
Bank of America Corp. 4.75% 5/6/19 (h)	EUR	250,000	273,335
BNP Paribas Capital Trust VI 5.868% (g)(h)	EUR	100,000	116,981
Boeing Capital Corp. 2.125% 8/15/16		250,000	254,742
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	455,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	609,646
4.587% 12/15/15		500,000	522,976
Comcast Corp. 6.55% 7/1/39		350,000	433,417
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	611,383
5% 5/15/13		400,000	416,337
CVS Caremark Corp. 4.125% 5/15/21		350,000	374,811
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	442,090
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	275,174
Frontier Oil Corp. 6.875% 11/15/18		250,000	255,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	258,373
General Electric Co. 5.25% 12/6/17		550,000	627,583
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	312,947
Goldman Sachs Group, Inc. 3.625% 2/7/16		150,000	148,789
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,018,174
4.35% 8/15/21		500,000	501,789
KeyBank NA:
1.66% 11/21/11 (h)	EUR	50,000	69,118
1.734% 2/9/12 (h)	EUR	510,000	698,716
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	259,951
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	540,865
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,285,564
Morgan Stanley 1.879% 7/20/12 (h)	EUR	430,000	584,993
NBCUniversal Media LLC 4.375% 4/1/21		500,000	531,714
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,068
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,857
Procter & Gamble Co. 1.45% 8/15/16		350,000	351,112
Qwest Corp. 6.75% 12/1/21		650,000	692,998
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	181,870
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,412
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
State Street Corp. 4.375% 3/7/21		$ 500,000	$ 532,746
Time Warner Cable, Inc. 4.125% 2/15/21		500,000	519,976
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	279,120
U.S. Bancorp 2.2% 11/15/16		600,000	605,317
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	576,048
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	404,925
4.75% 11/1/41		250,000	258,264
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,322
TOTAL UNITED STATES OF AMERICA			18,949,826
TOTAL NONCONVERTIBLE BONDS (Cost $65,294,079)			66,881,105
Government Obligations - 26.6%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,116,763
5.25% 6/1/12	CAD	1,350,000	1,387,919
TOTAL CANADA			3,504,682
Germany - 3.9%
German Federal Republic:
3.25% 7/4/21	EUR	4,775,000	7,313,077
4% 7/4/16	EUR	150,000	234,656
4% 1/4/18	EUR	3,755,000	5,974,987
4.75% 7/4/40	EUR	3,050,000	5,802,844
5.5% 1/4/31	EUR	200,000	382,361
5.625% 1/4/28	EUR	1,110,000	2,111,333
TOTAL GERMANY			21,819,258
Italy - 2.0%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,614,927
Japan - 13.1%
Japan Government:
0.3% 12/15/11	JPY	1,130,000,000	14,458,882
0.9% 6/20/13	JPY	110,000,000	1,424,757
1.1% 12/20/12	JPY	18,700,000	241,899
1.3% 3/20/15	JPY	740,000,000	9,797,128
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.3% 6/20/20	JPY	1,376,000,000	$ 18,239,783
1.7% 12/20/16	JPY	345,000,000	4,704,516
1.7% 9/20/17	JPY	311,000,000	4,259,494
1.9% 6/20/16	JPY	469,250,000	6,428,395
1.9% 3/20/29	JPY	966,500,000	12,799,071
2% 9/20/40	JPY	141,000,000	1,818,276
TOTAL JAPAN			74,172,201
Poland - 0.1%
Polish Government 4% 3/23/21	EUR	300,000	385,984
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,925,293
Sweden - 0.3%
Swedish Kingdom 5% 12/1/20	SEK	8,600,000	1,655,153
United Kingdom - 0.9%
UK Treasury GILT:
Index-Linked 1.25% 11/22/27	GBP	325,000	738,651
1.875% 11/22/22	GBP	150,000	338,602
2% 1/22/16	GBP	50,000	83,187
4.25% 6/7/32	GBP	2,020,000	3,748,421
UK Treasury Index-Linked GILT 2.5% 7/26/16	GBP	25,000	137,017
TOTAL UNITED KINGDOM			5,045,878
United States of America - 5.4%
Federal Home Loan Bank 3.625% 10/18/13		$ 300,000	318,575
Freddie Mac 2.125% 9/21/12		650,000	660,756
U.S. Treasury Bonds:
3.5% 2/15/39		1,400,000	1,494,937
4.375% 5/15/41		500,000	619,690
4.75% 2/15/41		1,250,000	1,640,235
5.25% 2/15/29		250,000	332,813
U.S. Treasury Notes:
1.5% 7/31/16		11,400,000	11,713,500
1.75% 7/31/15		3,050,000	3,179,869
1.75% 5/31/16		800,000	832,248
2% 1/31/16		820,000	863,050
2.125% 2/29/16		900,000	952,102
2.375% 2/28/15		1,900,000	2,018,598
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21		$ 5,000,000	$ 5,454,300
3.5% 5/15/20		250,000	282,423
TOTAL UNITED STATES OF AMERICA			30,363,096
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,778,676)			150,486,472
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.756% 2/25/15 (h)	EUR	100,000	131,754
Geldilux Ltd. Series 2007-TS Class A, 1.656% 9/8/14 (h)	EUR	200,000	271,866
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	244,426	435,303
TOTAL ASSET-BACKED SECURITIES (Cost $791,491)			838,923
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6917% 5/17/60 (h)		300,000	299,668
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2278% 10/18/54 (h)	GBP	300,000	481,861
Granite Master Issuer PLC Series 2005-1 Class A5, 1.545% 12/20/54 (h)	EUR	239,167	319,068
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8031% 10/15/54 (h)		400,000	399,556
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.3667% 7/15/42 (h)	GBP	250,000	400,137
Storm BV Series 2010-1 Class A2, 2.537% 3/22/52 (h)	EUR	500,000	685,117
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,564,418)			2,585,407
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.766% 8/18/17 (h)	EUR	158,330	193,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (h)	EUR	159,692	$ 194,234
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (h)	EUR	100,000	125,155
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0391% 4/19/21 (h)	GBP	150,000	223,613
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (h)	GBP	100,000	147,954
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (h)	GBP	96,062	143,759
TOTAL UNITED KINGDOM			515,326
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,074,578)			1,028,294
Fixed-Income Funds - 5.8%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,600,870	26,242,783
Fidelity High Income Central Fund 1 (i)	64,680	6,226,123
TOTAL FIXED-INCOME FUNDS (Cost $32,261,877)		32,468,906
Preferred Securities - 0.1%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (Reg. S) (g)(h)	$ 400,000	170,401
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h)	350,000	339,428
TOTAL PREFERRED SECURITIES (Cost $690,141)		509,829
Equity Central Funds - 2.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $8,432,441)	64,200	12,104,910
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,491,533	$ 8,491,533
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,358,210	1,358,210
TOTAL MONEY MARKET FUNDS (Cost $9,849,743)		9,849,743
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $528,712,831)		571,303,176
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,223,661)
NET ASSETS - 100%		$ 565,079,515
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,789,392 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,464
Fidelity Emerging Markets Debt Central Fund	876,303
Fidelity Emerging Markets Equity Central Fund	268,564
Fidelity High Income Central Fund 1	339,668
Fidelity Securities Lending Cash Central Fund	30,520
Total	$ 1,539,519
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 26,882,695	$ 697,450	$ 26,242,783	23.7%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	3,850,758	12,104,910	4.0%
Fidelity High Income Central Fund 1	10,635,391	6,343,014	10,900,306	6,226,123	1.2%
Total	$ 26,680,891	$ 35,280,853	$ 15,448,514	$ 44,573,816
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 163,427,843	$ 163,310,354	$ 117,489	$ -
Japan	29,496,965	-	29,496,965	-
United Kingdom	27,857,695	14,424,152	13,433,543	-
Canada	16,313,758	16,313,758	-	-
France	13,406,835	10,731,649	2,675,186	-
Germany	7,582,079	5,543,355	2,038,724	-
Switzerland	7,341,792	6,454,640	887,152	-
Australia	5,509,535	-	5,509,535	-
Italy	3,657,742	1,858,310	1,799,432	-
Other	19,955,343	10,356,396	9,598,947	-
Corporate Bonds	66,881,105	-	66,881,105	-
Government Obligations	150,486,472	-	150,486,472	-
Asset-Backed Securities	838,923	-	838,923	-
Collateralized Mortgage Obligations	2,585,407	-	2,585,407	-
Commercial Mortgage Securities	1,028,294	-	1,028,294	-
Fixed-Income Funds	32,468,906	32,468,906	-	-
Preferred Securities	509,829	-	509,829	-
Equity Central Funds	12,104,910	12,104,910	-	-
Money Market Funds	9,849,743	9,849,743	-	-
Total Investments in Securities:	$ 571,303,176	$ 283,416,173	$ 287,887,003	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.5%
AAA,AA,A	28.6%
BBB	5.4%
BB	2.2%
B	2.0%
CCC,CC,C	0.1%
Not Rated	1.0%
Equities	54.1%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2011, the Fund had a capital loss carryforward of approximately $12,673,474 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value (including securities loaned of $1,231,646) - See accompanying schedule: Unaffiliated issuers (cost $478,168,770)	$ 516,879,617
Fidelity Central Funds (cost $50,544,061)	54,423,559
Total Investments (cost $528,712,831)		$ 571,303,176
Foreign currency held at value (cost $160,401)		161,130
Receivable for investments sold		13,841,460
Receivable for fund shares sold		1,879,560
Dividends receivable		279,140
Interest receivable		2,348,587
Distributions receivable from Fidelity Central Funds		185,144
Prepaid expenses		2,085
Other receivables		34,053
Total assets		590,034,335

Liabilities
Payable to custodian bank	$ 1,617,597
Payable for investments purchased	20,068,902
Payable for fund shares redeemed	1,336,925
Accrued management fee	326,525
Distribution and service plan fees payable	18,052
Other affiliated payables	123,964
Other payables and accrued expenses	104,645
Collateral on securities loaned, at value	1,358,210
Total liabilities		24,954,820

Net Assets		$ 565,079,515
Net Assets consist of:
Paid in capital		$ 535,513,292
Undistributed net investment income		5,026,105
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,934,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,474,419
Net Assets		$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,831,071 ÷ 944,859 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($10,356,640 ÷ 471,681 shares)	$ 21.96

Maximum offering price per share (100/96.50 of $21.96)	$ 22.76
Class B: Net Asset Value and offering price per share ($2,391,977 ÷ 109,730 shares)A	$ 21.80

Class C: Net Asset Value and offering price per share ($9,597,868 ÷ 441,597 shares)A	$ 21.73

Global Balanced: Net Asset Value, offering price and redemption price per share ($520,753,109 ÷ 23,473,422 shares)	$ 22.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,148,850 ÷ 51,837 shares)	$ 22.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2011

Investment Income
Dividends		$ 5,887,005
Interest		6,358,902
Income from Fidelity Central Funds		1,539,519
Income before foreign taxes withheld		13,785,426
Less foreign taxes withheld		(395,067)
Total income		13,390,359

Expenses
Management fee	$ 4,067,997
Transfer agent fees	1,217,773
Distribution and service plan fees	186,120
Accounting and security lending fees	290,782
Custodian fees and expenses	302,842
Independent trustees' compensation	2,057
Registration fees	106,786
Audit	77,687
Legal	2,591
Miscellaneous	5,366
Total expenses before reductions	6,260,001
Expense reductions	(93,710)	6,166,291
Net investment income (loss)		7,224,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,706,712
Fidelity Central Funds	(119,146)
Foreign currency transactions	200,772
Total net realized gain (loss)		39,788,338
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,440,310)
Assets and liabilities in foreign currencies	(253,666)
Total change in net unrealized appreciation (depreciation)		(35,693,976)
Net gain (loss)		4,094,362
Net increase (decrease) in net assets resulting from operations		$ 11,318,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,224,068	$ 5,517,939
Net realized gain (loss)	39,788,338	19,436,953
Change in net unrealized appreciation (depreciation)	(35,693,976)	41,255,535
Net increase (decrease) in net assets resulting from operations	11,318,430	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(4,897,733)	82,336,500
Redemption fees	19,178	14,128
Total increase (decrease) in net assets	(1,883,902)	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $5,026,105 and undistributed net investment income of $5,169,954, respectively)	$ 565,079,515	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.22	.17	.12
Net realized and unrealized gain (loss)	.22	2.43	4.39
Total from investment operations	.44	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.35%	1.41%	1.46% A
Net investment income (loss)	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.13	.11
Net realized and unrealized gain (loss)	.22	2.42	4.37
Total from investment operations	.39	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58%	1.60%	1.68% A
Net investment income (loss)	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.02	.05
Net realized and unrealized gain (loss)	.23	2.41	4.35
Total from investment operations	.27	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13%	2.16%	2.20% A
Net investment income (loss)	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05
Net realized and unrealized gain (loss)	.22	2.40	4.36
Total from investment operations	.27	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11%	2.10%	2.19% A
Net investment income (loss)	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) B	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.32)	(.30) G	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return A	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets C,E
Expenses before reductions	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate D	197%	178%	252%	264%	169%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.28	.23	.21
Net realized and unrealized gain (loss)	.21	2.44	4.35
Total from investment operations	.49	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.10%	1.12%	1.10% A
Net investment income (loss)	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques use to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,020,553
Gross unrealized depreciation	(16,231,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,789,263

Tax Cost	$ 535,513,913

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,566,496
Capital loss carryforward	$ (12,673,474)
Net unrealized appreciation (depreciation)	$ 35,673,337

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be October 31, 2012.

The tax character of distributions paid was as follows:

	October 31, 2011	October 31, 2010
Ordinary Income	$ 8,323,777	$ 6,730,799

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,018,089,627 and $1,029,237,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40,759	$ 484
Class T	.25%	.25%	37,976	-
Class B	.75%	.25%	23,897	17,922
Class C	.75%	.25%	83,488	37,026
			$ 186,120	$ 55,432

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,322
Class T	4,918
Class B*	4,696
Class C*	6,138
$ 54,074

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 44,268.27
Class T	19,077.25
Class B	7,211.30
Class C	23,912.29
Global Balanced	1,121,414.21
Institutional Class	1,891.27
	$ 1,217,773

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,595 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,767 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,520. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,710 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2011	2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2011	2010	2011	2010
Class A
Shares sold	589,852	427,541	$ 13,317,896	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(158,326)	(71,342)	(3,520,934)	(1,433,321)
Net increase (decrease)	437,752	358,458	$ 9,932,990	$ 7,215,594
Class T
Shares sold	308,037	248,501	$ 6,909,923	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(83,961)	(54,884)	(1,863,419)	(1,101,753)
Net increase (decrease)	226,623	194,884	$ 5,102,050	$ 3,923,643
Class B
Shares sold	27,998	90,883	$ 631,778	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(20,319)	(16,760)	(455,688)	(335,882)
Net increase (decrease)	8,284	74,461	$ 189,254	$ 1,492,321
Class C
Shares sold	303,365	253,473	$ 6,744,114	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(116,357)	(44,403)	(2,583,426)	(878,835)
Net increase (decrease)	189,296	209,851	$ 4,210,311	$ 4,240,315
Global Balanced
Shares sold	7,688,422	10,255,268	$ 173,946,427	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(9,221,582)	(7,304,145)	(206,542,789)	(147,245,863)
Net increase (decrease)	(1,184,532)	3,262,910	$ (24,950,947)	$ 65,110,382
Institutional Class
Shares sold	48,248	23,215	$ 1,092,344	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(21,184)	(5,875)	(477,601)	(121,292)
Net increase (decrease)	27,240	17,473	$ 618,609	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	12/12/11	12/09/11	$0.252	$0.089

A total of 3.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Institutional Class designates 13% of the dividend distributed in December 2010 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 47% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/13/10	$0.235	$0.0091

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 35% means that 65% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked equal to its competitive median for 2010 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-UANN-1211
1.883455.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Annual Report

October 31, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)A	-3.83%	3.04%	7.20%
Class T (incl. sales charge)B	-1.76%	3.40%	7.39%
Class B (incl. contingent deferred sales charge) C	-3.76%	3.51%	7.61%
Class C (incl. contingent deferred sales charge) D	0.24%	3.84%	7.62%

A Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

B Class T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity® Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower.

C Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on February 19, 2009. Returns prior to February 19, 2009 are those of Fidelity Global Balanced Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to February 19, 2009 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Global Balanced Fund - Class A on October 31, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period. The initial offering of Class A took place on February 19, 2009. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities were rocked by a number of headline events during the year ending October 31, 2011. Stocks posted a solid advance for the first half of the year, despite concern about sovereign debt in Europe, a devastating earthquake/tsunami in Japan, and political upheaval in the Arab world. Sentiment turned decidedly negative in the second half, however, as fresh worries about Europe, inflation in China, the debt ceiling debate and Standard & Poor's downgrade of its long-term sovereign credit rating of the U.S., and a dimmer outlook for global growth caused markets to suffer declines that intensified in August and September. October brought with it yet another dramatic swing, as better-than-expected U.S. economic data and prospects for a resolution to the European debt debacle prompted buyers to storm back onto the scene in search of bargains. Those gains - along with favorable currency fluctuations overall - lifted the MSCI® World Index 2.12% for the year. Within the index, Europe declined the most, with most countries in the region sustaining steep losses. By contrast, the U.S. (+8%), which dominates the index, fared well, as did Australia (+4%) and Switzerland (+3%). Japan showed resilience in the wake of its natural disasters, falling only 2%. Global bond markets performed comparatively well, with the Citigroup® World Government Bond Index gaining 3.73%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity Advisor® Global Balanced Fund: For the year, the fund's Class A, Class T, Class B and Class C shares gained 2.04%, 1.80%, 1.24% and 1.24%, respectively (excluding sales charges), underperforming the 3.13% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. We maintained lighter-than-benchmark exposure to investment-grade bonds and a neutral weighting in stocks, which made a meaningful contribution to relative results. Absolute results among the sleeves were mixed, with all equity segments except the U.S. and Canada suffering declines. Our U.S. investments boasted the largest return for the period, as solid business fundamentals in corporate America fueled a supportive backdrop for domestic stocks. By contrast, the Europe subportfolio declined the most. On balance, security selection detracted from relative results, though a strong showing from the U.S. subportfolio partially offset underperformance from the Europe, Asia ex Japan and Japan sleeves. In fixed income, the developed-country debt sleeve produced a low-single-digit advance, moderately underperforming its benchmark and hurting the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Class A	1.35%
Actual		$ 1,000.00	$ 920.70	$ 6.54
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 919.60	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.13%
Actual		$ 1,000.00	$ 916.70	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 916.50	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Global Balanced	1.03%
Actual		$ 1,000.00	$ 921.50	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	1.12%
Actual		$ 1,000.00	$ 921.40	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United States of America 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.1	62.2
Bonds	44.5	34.1
Convertible Securities	0.0	0.1
Other Investments	0.3	0.0
Short-Term Investments and Net Other Assets	1.1	3.6
Top Five Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc. (United States of America)	1.5	0.6
Citigroup, Inc. (United States of America)	1.5	0.0
Exxon Mobil Corp. (United States of America)	1.2	1.1
Edwards Lifesciences Corp. (United States of America)	1.2	0.7
Apple, Inc. (United States of America)	1.1	0.9
	6.5
Top Five Bond Issuers as of October 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.5	8.5
U.S. Treasury Obligations	5.4	2.0
German Federal Republic	3.9	1.3
Italian Republic	2.0	2.2
UK Treasury GILT	0.9	0.2
	22.7
Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	18.4
Consumer Discretionary	8.7	9.6
Energy	8.6	10.0
Information Technology	7.8	9.4
Industrials	6.0	6.8
Health Care	5.8	7.4
Consumer Staples	4.1	3.7
Materials	4.1	5.9
Telecommunication Services	2.6	2.3
Utilities	1.4	1.5

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 51.8%
	Shares	Value
Australia - 1.0%
AMP Ltd.	26,000	$ 115,921
Australia & New Zealand Banking Group Ltd.	6,760	152,766
BHP Billiton Ltd.	20,434	799,957
Coca-Cola Amatil Ltd.	8,329	107,528
Cochlear Ltd.	2,725	167,332
Commonwealth Bank of Australia	15,163	778,998
Computershare Ltd.	33,489	264,687
Crown Ltd.	20,637	173,914
CSL Ltd.	8,792	264,831
Fortescue Metals Group Ltd.	56,690	284,772
Fosters Group Ltd.	8,712	48,729
Iluka Resources Ltd.	8,254	137,233
Newcrest Mining Ltd.	9,598	339,243
QBE Insurance Group Ltd.	16,791	258,487
Rio Tinto Ltd.	4,018	288,496
Suncorp-Metway Ltd.	33,421	299,979
Super Cheap Auto Group Ltd. (e)	13,819	78,298
Telstra Corp. Ltd.	113,663	369,092
Wesfarmers Ltd.	11,790	400,056
WorleyParsons Ltd.	6,174	179,216
TOTAL AUSTRALIA		5,509,535
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	333,903
Bailiwick of Jersey - 0.4%
Experian PLC	55,300	720,806
Randgold Resources Ltd. sponsored ADR	4,700	514,979
Shire PLC	29,157	915,280
TOTAL BAILIWICK OF JERSEY		2,151,065
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	13
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	26,784
GOME Electrical Appliances Holdings Ltd.	336,000	103,018
Jardine Strategic Holdings Ltd.	3,000	87,963
Lazard Ltd. Class A	9,000	246,060
Noble Group Ltd.	80,000	97,645
Pacific Basin Shipping Ltd.	183,000	83,443
Ports Design Ltd.	43,500	77,568
TOTAL BERMUDA		722,481
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	13,700	$ 471,965
Canada - 2.9%
Agrium, Inc.	1,700	140,147
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	87,275
Astral Media, Inc. Class A (non-vtg.)	1,000	34,328
Bank of Montreal	5,400	319,011
Bank of Nova Scotia	6,500	342,524
Barrick Gold Corp.	5,500	271,510
Baytex Energy Corp.	3,700	195,569
BCE, Inc.	9,000	356,714
Bombardier, Inc. Class B (sub. vtg.)	9,400	38,850
Brookfield Asset Management, Inc. Class A	5,200	150,442
Brookfield Properties Corp.	5,300	86,982
Calfrac Well Services Ltd.	500	15,499
Canadian Imperial Bank of Commerce	3,200	241,079
Canadian National Railway Co.	3,700	289,809
Canadian Natural Resources Ltd.	6,400	225,735
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	90,661
Celtic Exploration Ltd. (a)	6,200	153,562
Cenovus Energy, Inc.	7,400	253,434
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	92,090
Copper Mountain Mining Corp. (a)	12,400	66,176
Detour Gold Corp. (a)	3,600	119,175
Eldorado Gold Corp.	7,800	146,556
Enbridge, Inc.	15,000	519,587
First Quantum Minerals Ltd.	7,800	163,613
Fortis, Inc.	4,700	158,891
Franco-Nevada Corp.	4,000	158,459
Goldcorp, Inc.	7,800	379,495
Grande Cache Coal Corp. (a)	6,300	62,377
IAMGOLD Corp.	2,700	58,044
Industrial Alliance Life Insurance Co.	1,900	61,812
Intact Financial Corp.	5,050	281,769
Ivanhoe Mines Ltd. (a)	4,010	82,063
Keyera Corp.	117,423	5,356,096
Manulife Financial Corp.	16,000	211,225
Metro, Inc. Class A (sub. vtg.)	5,400	264,569
National Bank of Canada	2,200	157,003
New Gold, Inc. (a)	6,200	76,812
Open Text Corp. (a)	2,500	153,007
Osisko Mining Corp. (a)	6,400	77,171
Pembina Pipeline Corp.	2,300	62,596
Common Stocks - continued
	Shares	Value
Canada - continued
Potash Corp. of Saskatchewan, Inc.	6,800	$ 321,838
Precision Drilling Corp. (a)	6,200	71,898
Progressive Waste Solution Ltd.	4,600	96,905
Quebecor, Inc. Class B (sub. vtg.)	2,900	100,366
RioCan (REIT)	8,500	215,644
Rogers Communications, Inc. Class B (non-vtg.)	2,350	85,692
Royal Bank of Canada	8,900	434,085
Silver Wheaton Corp.	2,700	93,228
Suncor Energy, Inc.	11,872	378,127
SXC Health Solutions Corp. (a)	3,200	148,564
Talisman Energy, Inc.	6,600	93,619
Teck Resources Ltd. Class B (sub. vtg.)	4,400	176,380
TELUS Corp.	4,800	258,237
The Toronto-Dominion Bank	8,200	618,835
Thomson Reuters Corp.	4,000	118,333
Tim Hortons, Inc. (Canada)	3,900	191,939
Tourmaline Oil Corp. (a)	7,000	232,713
TransCanada Corp.	5,400	229,521
Trican Well Service Ltd.	2,300	40,677
Trinidad Drilling Ltd.	6,300	49,295
Valeant Pharmaceuticals International, Inc. (Canada)	4,200	165,834
Vermilion Energy, Inc.	1,600	75,373
Yamana Gold, Inc.	7,700	114,938
TOTAL CANADA		16,313,758
Cayman Islands - 0.1%
Ajisen (China) Holdings Ltd.	50,000	70,974
Anta Sports Products Ltd.	38,000	34,750
Ctrip.com International Ltd. sponsored ADR (a)	1,000	34,860
Geely Automobile Holdings Ltd.	165,000	42,187
Shenguan Holdings Group Ltd.	162,000	87,035
SouFun Holdings Ltd. ADR	9,000	114,840
Tencent Holdings Ltd.	7,500	173,457
TOTAL CAYMAN ISLANDS		558,103
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,000	700,900
Curacao - 0.3%
Schlumberger Ltd.	20,000	1,469,400
Common Stocks - continued
	Shares	Value
Denmark - 0.2%
Danske Bank A/S (a)	31,508	$ 436,573
Novo Nordisk A/S Series B	7,375	783,101
TOTAL DENMARK		1,219,674
France - 2.4%
Alstom SA	18,280	685,567
Arkema SA	8,000	547,305
Atos Origin SA	10,516	509,649
BNP Paribas SA	22,736	1,033,604
Christian Dior SA	2,400	339,775
Compagnie Generale de Geophysique SA (a)	15,200	332,159
Danone	16,800	1,169,451
Edenred	17,300	490,800
GDF Suez	13,900	394,631
Iliad SA	5,064	592,743
JC Decaux SA (a)	20,400	546,704
LVMH Moet Hennessy - Louis Vuitton	4,963	825,913
PPR SA	6,600	1,031,199
Publicis Groupe SA	12,100	586,668
Safran SA	18,400	602,727
Sanofi-aventis	32,747	2,343,027
Sanofi-aventis sponsored ADR	20,000	715,000
Unibail-Rodamco	3,300	659,913
TOTAL FRANCE		13,406,835
Germany - 1.0%
Allianz AG	7,789	875,379
BASF AG	11,145	820,379
Bayer AG	13,100	839,286
Deutsche Bank AG	10,300	425,952
E.ON AG	13,539	328,078
Fresenius Medical Care AG & Co. KGaA	7,800	568,279
HeidelbergCement AG	8,700	397,077
Kabel Deutschland Holding AG (a)	7,800	445,378
SAP AG	17,271	1,044,493
TOTAL GERMANY		5,744,301
Hong Kong - 0.2%
AIA Group Ltd.	13,800	42,197
BOC Hong Kong (Holdings) Ltd.	57,500	136,733
Cheung Kong Holdings Ltd.	22,000	272,710
Hong Kong Exchanges and Clearing Ltd.	11,300	191,556
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	28,000	$ 256,100
SJM Holdings Ltd.	74,000	126,840
TOTAL HONG KONG		1,026,136
Ireland - 0.1%
Elan Corp. PLC (a)	19,600	232,474
James Hardie Industries NV CDI (a)	26,522	171,797
TOTAL IRELAND		404,271
Isle of Man - 0.0%
Genting Singapore PLC (a)	100,000	136,589
Italy - 0.7%
Amplifon SpA	45,300	217,913
ENI SpA	48,100	1,063,352
Fiat Industrial SpA (a)	68,000	593,333
Intesa Sanpaolo SpA	364,685	651,552
Prada SpA	148,900	736,080
Prysmian SpA	26,100	395,512
TOTAL ITALY		3,657,742
Japan - 5.2%
All Nippon Airways Ltd.	90,000	271,024
Anritsu Corp. (e)	13,000	147,004
Asahi Kasei Corp.	166,000	984,562
Chiyoda Corp.	15,000	172,758
Cosmos Pharmaceutical Corp.	3,900	180,919
CyberAgent, Inc.	442	1,489,870
Dainippon Screen Manufacturing Co. Ltd.	26,000	199,666
Daito Trust Construction Co. Ltd.	5,700	505,088
Daiwa House Industry Co. Ltd.	17,000	213,052
DeNA Co. Ltd.	4,500	194,252
Digital Garage, Inc. (a)	95	311,069
Don Quijote Co. Ltd.	13,900	509,238
East Japan Railway Co.	6,500	394,135
Exedy Corp.	9,600	278,153
Fast Retailing Co. Ltd.	4,700	844,394
GREE, Inc.	10,200	329,188
Hitachi Transport System Ltd.	6,600	114,856
Honda Motor Co. Ltd.	37,900	1,133,497
Ishikawajima-Harima Heavy Industries Co. Ltd.	88,000	200,491
Japan Tobacco, Inc.	213	1,064,745
JS Group Corp.	41,700	874,525
Common Stocks - continued
	Shares	Value
Japan - continued
JTEKT Corp.	69,000	$ 754,624
Kakaku.com, Inc.	11,500	455,401
KDDI Corp.	84	615,409
Kenedix Realty Investment Corp.	98	284,224
Kuraray Co. Ltd.	9,800	137,206
Lawson, Inc.	6,200	348,917
Makita Corp.	6,000	224,030
Mandom Corp.	2,000	51,075
Marubeni Corp.	65,000	378,385
Mitsui & Co. Ltd.	38,800	566,340
Mitsui Fudosan Co. Ltd.	71,000	1,180,901
MS&AD Insurance Group Holdings, Inc.	54,900	1,075,429
Namco Bandai Holdings, Inc.	43,400	629,363
NHK Spring Co. Ltd.	88,000	805,503
Nikon Corp.	18,300	409,809
Nissan Motor Co. Ltd.	39,300	361,400
Nitto Boseki Co. Ltd. (e)	57,000	170,586
NOK Corp.	29,200	494,238
NTT Urban Development Co.	662	455,809
ORIX Corp.	9,540	832,713
Panasonic Corp.	75,100	759,290
Pioneer Corp. (a)	124,200	498,075
Raito Kogyo Co. Ltd.	83,800	348,612
Rakuten, Inc.	903	990,027
Shimadzu Corp.	41,000	349,087
SMC Corp.	7,000	1,088,931
SOFTBANK CORP.	21,200	688,148
Start Today Co. Ltd.	31,100	657,981
Sumitomo Mitsui Financial Group, Inc.	52,300	1,462,052
T&D Holdings, Inc.	28,300	280,586
Terumo Corp.	6,200	315,062
Toray Industries, Inc.	94,000	669,121
Toyo Engineering Corp.	35,000	115,724
Toyota Motor Corp.	9,100	302,166
Universal Entertainment Corp.	9,300	242,243
Yamato Kogyo Co. Ltd.	3,400	86,012
TOTAL JAPAN		29,496,965
Netherlands - 0.4%
AEGON NV (a)	134,500	641,516
ING Groep NV (Certificaten Van Aandelen) (a)	114,800	989,831
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	22,300	$ 464,280
Yandex NV	11,200	308,224
TOTAL NETHERLANDS		2,403,851
Norway - 0.2%
Aker Solutions ASA	38,700	450,073
Storebrand ASA (A Shares)	147,000	906,407
TOTAL NORWAY		1,356,480
Papua New Guinea - 0.0%
Oil Search Ltd.	33,276	227,037
Poland - 0.0%
Eurocash SA	31,400	251,761
Singapore - 0.2%
Avago Technologies Ltd.	9,000	303,930
DBS Group Holdings Ltd.	38,000	371,042
Keppel Corp. Ltd.	34,100	255,185
TOTAL SINGAPORE		930,157
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	126,091	1,134,973
Banco Santander SA:
rights 10/31/11	105,845	18,310
(Spain)	68,522	580,045
Grifols SA (a)	20,300	378,836
Inditex SA	11,128	1,012,707
Mediaset Espana Comunicacion	45,823	304,389
TOTAL SPAIN		3,429,260
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	22,006	728,746
Swedbank AB (A Shares)	46,046	648,714
Telefonaktiebolaget LM Ericsson (B Shares)	75,319	784,837
TOTAL SWEDEN		2,162,297
Switzerland - 1.3%
ACE Ltd.	12,000	865,800
Adecco SA (Reg.)	10,149	490,478
Bank Sarasin & Co. Ltd. Series B (Reg.)	9,080	346,624
Compagnie Financiere Richemont SA Series A	14,580	834,876
Nestle SA	49,279	2,858,300
Schindler Holding AG (participation certificate)	5,308	624,222
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (United States)	7,600	$ 434,340
UBS AG (a)	70,176	887,152
TOTAL SWITZERLAND		7,341,792
United Kingdom - 4.9%
Aegis Group PLC	242,545	535,164
Aviva PLC	101,800	555,480
Barclays PLC	358,756	1,112,331
BG Group PLC	79,882	1,742,644
BHP Billiton PLC	29,454	927,664
British American Tobacco PLC:
(United Kingdom)	32,800	1,504,171
sponsored ADR	26,900	2,481,525
British Land Co. PLC	85,376	700,925
Carphone Warehouse Group PLC	295,350	1,667,186
Filtrona PLC	74,800	477,685
GlaxoSmithKline PLC	66,300	1,488,206
HSBC Holdings PLC sponsored ADR	39,096	1,706,931
Invensys PLC	63,100	228,832
Lloyds Banking Group PLC (a)	1,299,600	672,179
Meggitt PLC	96,600	597,484
Micro Focus International PLC	67,300	367,555
Misys PLC	59,500	279,217
Next PLC	15,600	641,247
Rolls-Royce Group PLC	39,900	450,774
Rolls-Royce Group PLC Class C	2,753,100	4,428
Royal Dutch Shell PLC Class A (United Kingdom)	103,437	3,664,908
Standard Chartered PLC (United Kingdom)	41,435	972,216
Tullow Oil PLC	22,800	514,437
Unilever PLC	39,700	1,330,998
Vodafone Group PLC	784,100	2,177,606
Xstrata PLC	62,800	1,055,902
TOTAL UNITED KINGDOM		27,857,695
United States of America - 28.9%
Alexion Pharmaceuticals, Inc. (a)	51,000	3,443,010
Amazon.com, Inc. (a)	5,100	1,088,901
American Express Co.	54,500	2,758,790
Ameriprise Financial, Inc.	23,000	1,073,640
Apple, Inc. (a)	15,100	6,112,178
BB&T Corp.	17,000	396,780
Beam, Inc.	11,700	578,331
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	22,200	$ 2,583,192
Cabot Oil & Gas Corp.	21,000	1,632,120
Chevron Corp.	42,000	4,412,100
Citigroup, Inc.	266,400	8,415,576
Citrix Systems, Inc. (a)	38,000	2,767,540
Cognizant Technology Solutions Corp. Class A (a)	15,000	1,091,250
Collective Brands, Inc. (a)	55,000	803,550
CSX Corp.	100,000	2,221,000
Cummins, Inc.	49,200	4,891,956
Discover Financial Services	134,400	3,166,464
Duke Energy Corp.	25,000	510,500
Dunkin' Brands Group, Inc. (a)	300	8,733
Edwards Lifesciences Corp. (a)	89,000	6,712,380
El Paso Electric Co.	22,500	720,675
Elizabeth Arden, Inc. (a)	20,000	685,600
EQT Corp.	72,000	4,572,000
Estee Lauder Companies, Inc. Class A	36,000	3,544,200
Exxon Mobil Corp.	88,300	6,895,347
Fifth Third Bancorp	132,000	1,585,320
Fiserv, Inc. (a)	2,000	117,740
Fluor Corp.	5,700	324,045
Fossil, Inc. (a)	1,000	103,660
Freeport-McMoRan Copper & Gold, Inc.	38,000	1,529,880
G-III Apparel Group Ltd. (a)	55,700	1,570,183
Gilead Sciences, Inc. (a)	33,000	1,374,780
Google, Inc. Class A (a)	1,700	1,007,488
Halliburton Co.	8,300	310,088
Informatica Corp. (a)	40,000	1,820,000
IntercontinentalExchange, Inc. (a)	4,000	519,520
InterMune, Inc. (a)	11,000	280,500
Intuit, Inc.	157,000	8,426,190
iRobot Corp. (a)	47,000	1,591,420
JCPenney Co., Inc.	7,000	224,560
JPMorgan Chase & Co.	35,000	1,216,600
Lincoln National Corp.	106,000	2,019,300
Lorillard, Inc.	1,000	110,660
lululemon athletica, Inc. (a)	1,900	107,312
MasterCard, Inc. Class A	17,200	5,972,528
McDonald's Corp.	34,700	3,221,895
Mead Johnson Nutrition Co. Class A	5,100	366,435
Morgan Stanley	26,700	470,988
Motorola Solutions, Inc.	8,000	375,280
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	27,000	$ 1,925,910
Noble Energy, Inc.	3,900	348,426
Nu Skin Enterprises, Inc. Class A	38,000	1,920,140
ONEOK, Inc.	10,000	760,500
Perrigo Co.	55,800	5,037,624
Polypore International, Inc. (a)	40,100	2,103,245
PPL Corp.	41,000	1,204,170
Prestige Brands Holdings, Inc. (a)	83,000	878,140
Priceline.com, Inc. (a)	1,300	660,036
Prologis, Inc.	202,100	6,014,496
PulteGroup, Inc. (a)	238,000	1,232,840
Ralph Lauren Corp.	4,500	714,555
ResMed, Inc. CDI (a)	41,669	117,489
RF Micro Devices, Inc. (a)	311,800	2,288,612
Riverbed Technology, Inc. (a)	7,000	193,060
salesforce.com, Inc. (a)	17,100	2,277,207
Sirius XM Radio, Inc. (a)(e)	1,075,000	1,924,250
Smithfield Foods, Inc. (a)	51,000	1,165,860
Starbucks Corp.	81,000	3,429,540
Target Corp.	21,000	1,149,750
The Mosaic Co.	6,600	386,496
TJX Companies, Inc.	55,000	3,241,150
Torchmark Corp.	15,000	613,950
Union Pacific Corp.	58,500	5,824,845
United Technologies Corp.	19,000	1,481,620
UnitedHealth Group, Inc.	72,300	3,469,677
Virgin Media, Inc.	13,500	329,130
W.R. Grace & Co. (a)	104,000	4,346,160
Wells Fargo & Co.	70,000	1,813,700
Williams Companies, Inc.	28,000	843,080
TOTAL UNITED STATES OF AMERICA		163,427,843
TOTAL COMMON STOCKS (Cost $268,685,144)		292,711,809
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
ProSiebenSat.1 Media AG	41,500	890,194
Volkswagen AG	5,400	947,584
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,290,243)		1,837,778
Nonconvertible Bonds - 11.8%
		Principal Amount (d)	Value
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 335,596
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	274,718
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		$ 250,000	341,439
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	359,775
4.875% 11/19/19		600,000	638,600
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	558,137
TOTAL AUSTRALIA			2,508,265
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/16	EUR	250,000	349,309
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	429,394
TOTAL BAILIWICK OF JERSEY			778,703
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	412,566
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	192,362
TOTAL BELGIUM			604,928
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,031,250
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	334,558
British Virgin Islands - 0.1%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	419,092
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	417,848
TOTAL BRITISH VIRGIN ISLANDS			836,940
Canada - 0.1%
Toronto Dominion Bank 2.375% 10/19/16		250,000	254,750
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	218,492
TOTAL CANADA			473,242
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	195,298	266,092
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,152
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 218,094
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	191,979
TOTAL CAYMAN ISLANDS			1,169,317
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		$ 300,000	303,000
Denmark - 0.0%
TDC A/S 4.375% 2/23/18	EUR	200,000	288,740
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	336,776
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	558,044
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	44,977
Compagnie de St. Gobain 1.816% 4/11/12 (h)	EUR	175,000	241,778
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	362,631
Credit Logement SA:
2.128% (g)(h)	EUR	150,000	121,437
2.679% (g)(h)	EUR	250,000	188,556
EDF SA:
4.625% 9/11/24	EUR	150,000	219,758
5.5% 10/17/41	GBP	400,000	659,224
Iliad SA 4.875% 6/1/16	EUR	500,000	687,922
Safran SA 4% 11/26/14	EUR	550,000	770,407
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	542,783
Societe Generale 1.712% 6/7/17 (h)	EUR	100,000	120,668
Societe Generale SCF 4% 7/7/16	EUR	450,000	649,632
TOTAL FRANCE			5,504,593
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	252,562
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	316,014
TOTAL GERMANY			568,576
India - 0.0%
Export-Import Bank of India 0.6931% 6/7/12 (h)	JPY	20,000,000	253,548
Ireland - 0.1%
Bank of Ireland 0.9022% 2/15/12 (h)	GBP	550,000	849,130
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	297,039
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7084% 2/24/14 (f)(h)		$ 400,000	$ 365,060
3.75% 11/23/16	EUR	350,000	445,407
4.375% 8/16/16	EUR	500,000	674,098
6.375% 11/12/17 (h)	GBP	150,000	214,464
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	680,284
Telecom Italia SpA 7% 1/20/17	EUR	250,000	355,846
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	271,312
TOTAL ITALY			3,006,471
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	461,835
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	536,491
Kookmin Bank 5.875% 6/11/12		200,000	203,654
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,239
Korea Resources Corp. 4.125% 5/19/15		610,000	614,946
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	457,656
5% 9/30/14 (Reg. S)		200,000	210,597
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	307,001
TOTAL KOREA (SOUTH)			2,533,584
Luxembourg - 0.5%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	382,994
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	217,964
6.51% 3/7/22 (Reg. S)		450,000	472,500
6.58% 10/31/13	GBP	100,000	168,861
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	347,705
7.125% 4/23/15	EUR	150,000	224,711
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	394,948
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	291,750
TMK Capital SA 7.75% 1/27/18		300,000	282,000
TOTAL LUXEMBOURG			2,783,433
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	$ 426,932
5% 3/30/20		$ 400,000	445,369
TOTAL MEXICO			872,301
Multi-National - 0.3%
European Union 3.25% 4/4/18	EUR	1,000,000	1,445,248
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	79,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	423,654	417,475
ING Bank NV 4.75% 5/27/19	EUR	200,000	307,023
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	850,000	979,282
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	458,623
Linde Finance BV 3.875% 6/1/21	EUR	500,000	726,806
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	278,164
TOTAL NETHERLANDS			3,246,373
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	290,084
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,949,809
TOTAL NORWAY			2,239,893
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	302,625
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	361,148
TOTAL RUSSIA			663,773
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,249,802
Iberdrola Finanzas SAU 4.75% 1/25/16 (Reg. S)	EUR	100,000	141,367
MAPFRE SA 5.921% 7/24/37 (h)	EUR	250,000	240,441
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	145,711
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	138,829
TOTAL SPAIN			1,916,150
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	855,237
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	500,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.9281% 4/30/12 (h)		$ 229,000	$ 231,290
United Kingdom - 2.0%
3i Group PLC 5.625% 3/17/17	EUR	150,000	205,465
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	556,078
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	546,736
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	300,000	449,719
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	201,313
8.125% 11/15/13		200,000	225,506
BG Energy Capital PLC 5% 11/4/36	GBP	150,000	244,146
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	456,909
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	293,936
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	508,317
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	586,671
HSBC Bank PLC 3.875% 10/24/18	EUR	500,000	702,336
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,861
7.25% 9/15/14	EUR	150,000	232,805
7.75% 6/24/19	GBP	500,000	976,837
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	177,485
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	565,461
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,966
7.125% 12/1/37 (f)		200,000	207,099
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	421,846
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	345,508
Royal Bank of Scotland PLC:
1.0911% 4/11/16 (h)		250,000	180,490
5.75% 5/21/14	EUR	500,000	702,601
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	572,879
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	282,153
Tesco PLC 5.875% 9/12/16	EUR	100,000	159,534
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	146,631
Virgin Media Finance PLC 8.875% 10/15/19	GBP	250,000	434,214
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	267,932
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	259,618
TOTAL UNITED KINGDOM			11,373,052
United States of America - 3.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	449,730
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Altria Group, Inc.:
8.5% 11/10/13		$ 210,000	$ 240,249
9.25% 8/6/19		400,000	533,027
AT&T, Inc. 5.55% 8/15/41		300,000	341,317
Bank of America Corp. 4.75% 5/6/19 (h)	EUR	250,000	273,335
BNP Paribas Capital Trust VI 5.868% (g)(h)	EUR	100,000	116,981
Boeing Capital Corp. 2.125% 8/15/16		250,000	254,742
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	455,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	609,646
4.587% 12/15/15		500,000	522,976
Comcast Corp. 6.55% 7/1/39		350,000	433,417
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	611,383
5% 5/15/13		400,000	416,337
CVS Caremark Corp. 4.125% 5/15/21		350,000	374,811
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	442,090
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	275,174
Frontier Oil Corp. 6.875% 11/15/18		250,000	255,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	258,373
General Electric Co. 5.25% 12/6/17		550,000	627,583
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	312,947
Goldman Sachs Group, Inc. 3.625% 2/7/16		150,000	148,789
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,018,174
4.35% 8/15/21		500,000	501,789
KeyBank NA:
1.66% 11/21/11 (h)	EUR	50,000	69,118
1.734% 2/9/12 (h)	EUR	510,000	698,716
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	259,951
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	540,865
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,285,564
Morgan Stanley 1.879% 7/20/12 (h)	EUR	430,000	584,993
NBCUniversal Media LLC 4.375% 4/1/21		500,000	531,714
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,068
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,857
Procter & Gamble Co. 1.45% 8/15/16		350,000	351,112
Qwest Corp. 6.75% 12/1/21		650,000	692,998
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	181,870
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,412
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
State Street Corp. 4.375% 3/7/21		$ 500,000	$ 532,746
Time Warner Cable, Inc. 4.125% 2/15/21		500,000	519,976
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	279,120
U.S. Bancorp 2.2% 11/15/16		600,000	605,317
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	576,048
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	404,925
4.75% 11/1/41		250,000	258,264
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,322
TOTAL UNITED STATES OF AMERICA			18,949,826
TOTAL NONCONVERTIBLE BONDS (Cost $65,294,079)			66,881,105
Government Obligations - 26.6%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,116,763
5.25% 6/1/12	CAD	1,350,000	1,387,919
TOTAL CANADA			3,504,682
Germany - 3.9%
German Federal Republic:
3.25% 7/4/21	EUR	4,775,000	7,313,077
4% 7/4/16	EUR	150,000	234,656
4% 1/4/18	EUR	3,755,000	5,974,987
4.75% 7/4/40	EUR	3,050,000	5,802,844
5.5% 1/4/31	EUR	200,000	382,361
5.625% 1/4/28	EUR	1,110,000	2,111,333
TOTAL GERMANY			21,819,258
Italy - 2.0%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,614,927
Japan - 13.1%
Japan Government:
0.3% 12/15/11	JPY	1,130,000,000	14,458,882
0.9% 6/20/13	JPY	110,000,000	1,424,757
1.1% 12/20/12	JPY	18,700,000	241,899
1.3% 3/20/15	JPY	740,000,000	9,797,128
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.3% 6/20/20	JPY	1,376,000,000	$ 18,239,783
1.7% 12/20/16	JPY	345,000,000	4,704,516
1.7% 9/20/17	JPY	311,000,000	4,259,494
1.9% 6/20/16	JPY	469,250,000	6,428,395
1.9% 3/20/29	JPY	966,500,000	12,799,071
2% 9/20/40	JPY	141,000,000	1,818,276
TOTAL JAPAN			74,172,201
Poland - 0.1%
Polish Government 4% 3/23/21	EUR	300,000	385,984
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,925,293
Sweden - 0.3%
Swedish Kingdom 5% 12/1/20	SEK	8,600,000	1,655,153
United Kingdom - 0.9%
UK Treasury GILT:
Index-Linked 1.25% 11/22/27	GBP	325,000	738,651
1.875% 11/22/22	GBP	150,000	338,602
2% 1/22/16	GBP	50,000	83,187
4.25% 6/7/32	GBP	2,020,000	3,748,421
UK Treasury Index-Linked GILT 2.5% 7/26/16	GBP	25,000	137,017
TOTAL UNITED KINGDOM			5,045,878
United States of America - 5.4%
Federal Home Loan Bank 3.625% 10/18/13		$ 300,000	318,575
Freddie Mac 2.125% 9/21/12		650,000	660,756
U.S. Treasury Bonds:
3.5% 2/15/39		1,400,000	1,494,937
4.375% 5/15/41		500,000	619,690
4.75% 2/15/41		1,250,000	1,640,235
5.25% 2/15/29		250,000	332,813
U.S. Treasury Notes:
1.5% 7/31/16		11,400,000	11,713,500
1.75% 7/31/15		3,050,000	3,179,869
1.75% 5/31/16		800,000	832,248
2% 1/31/16		820,000	863,050
2.125% 2/29/16		900,000	952,102
2.375% 2/28/15		1,900,000	2,018,598
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21		$ 5,000,000	$ 5,454,300
3.5% 5/15/20		250,000	282,423
TOTAL UNITED STATES OF AMERICA			30,363,096
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,778,676)			150,486,472
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.756% 2/25/15 (h)	EUR	100,000	131,754
Geldilux Ltd. Series 2007-TS Class A, 1.656% 9/8/14 (h)	EUR	200,000	271,866
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	244,426	435,303
TOTAL ASSET-BACKED SECURITIES (Cost $791,491)			838,923
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6917% 5/17/60 (h)		300,000	299,668
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2278% 10/18/54 (h)	GBP	300,000	481,861
Granite Master Issuer PLC Series 2005-1 Class A5, 1.545% 12/20/54 (h)	EUR	239,167	319,068
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8031% 10/15/54 (h)		400,000	399,556
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.3667% 7/15/42 (h)	GBP	250,000	400,137
Storm BV Series 2010-1 Class A2, 2.537% 3/22/52 (h)	EUR	500,000	685,117
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,564,418)			2,585,407
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.766% 8/18/17 (h)	EUR	158,330	193,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (h)	EUR	159,692	$ 194,234
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (h)	EUR	100,000	125,155
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0391% 4/19/21 (h)	GBP	150,000	223,613
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (h)	GBP	100,000	147,954
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (h)	GBP	96,062	143,759
TOTAL UNITED KINGDOM			515,326
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,074,578)			1,028,294
Fixed-Income Funds - 5.8%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,600,870	26,242,783
Fidelity High Income Central Fund 1 (i)	64,680	6,226,123
TOTAL FIXED-INCOME FUNDS (Cost $32,261,877)		32,468,906
Preferred Securities - 0.1%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (Reg. S) (g)(h)	$ 400,000	170,401
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h)	350,000	339,428
TOTAL PREFERRED SECURITIES (Cost $690,141)		509,829
Equity Central Funds - 2.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $8,432,441)	64,200	12,104,910
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,491,533	$ 8,491,533
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,358,210	1,358,210
TOTAL MONEY MARKET FUNDS (Cost $9,849,743)		9,849,743
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $528,712,831)		571,303,176
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,223,661)
NET ASSETS - 100%		$ 565,079,515
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,789,392 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,464
Fidelity Emerging Markets Debt Central Fund	876,303
Fidelity Emerging Markets Equity Central Fund	268,564
Fidelity High Income Central Fund 1	339,668
Fidelity Securities Lending Cash Central Fund	30,520
Total	$ 1,539,519
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 26,882,695	$ 697,450	$ 26,242,783	23.7%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	3,850,758	12,104,910	4.0%
Fidelity High Income Central Fund 1	10,635,391	6,343,014	10,900,306	6,226,123	1.2%
Total	$ 26,680,891	$ 35,280,853	$ 15,448,514	$ 44,573,816
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 163,427,843	$ 163,310,354	$ 117,489	$ -
Japan	29,496,965	-	29,496,965	-
United Kingdom	27,857,695	14,424,152	13,433,543	-
Canada	16,313,758	16,313,758	-	-
France	13,406,835	10,731,649	2,675,186	-
Germany	7,582,079	5,543,355	2,038,724	-
Switzerland	7,341,792	6,454,640	887,152	-
Australia	5,509,535	-	5,509,535	-
Italy	3,657,742	1,858,310	1,799,432	-
Other	19,955,343	10,356,396	9,598,947	-
Corporate Bonds	66,881,105	-	66,881,105	-
Government Obligations	150,486,472	-	150,486,472	-
Asset-Backed Securities	838,923	-	838,923	-
Collateralized Mortgage Obligations	2,585,407	-	2,585,407	-
Commercial Mortgage Securities	1,028,294	-	1,028,294	-
Fixed-Income Funds	32,468,906	32,468,906	-	-
Preferred Securities	509,829	-	509,829	-
Equity Central Funds	12,104,910	12,104,910	-	-
Money Market Funds	9,849,743	9,849,743	-	-
Total Investments in Securities:	$ 571,303,176	$ 283,416,173	$ 287,887,003	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.5%
AAA,AA,A	28.6%
BBB	5.4%
BB	2.2%
B	2.0%
CCC,CC,C	0.1%
Not Rated	1.0%
Equities	54.1%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2011, the Fund had a capital loss carryforward of approximately $12,673,474 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value (including securities loaned of $1,231,646) - See accompanying schedule: Unaffiliated issuers (cost $478,168,770)	$ 516,879,617
Fidelity Central Funds (cost $50,544,061)	54,423,559
Total Investments (cost $528,712,831)		$ 571,303,176
Foreign currency held at value (cost $160,401)		161,130
Receivable for investments sold		13,841,460
Receivable for fund shares sold		1,879,560
Dividends receivable		279,140
Interest receivable		2,348,587
Distributions receivable from Fidelity Central Funds		185,144
Prepaid expenses		2,085
Other receivables		34,053
Total assets		590,034,335

Liabilities
Payable to custodian bank	$ 1,617,597
Payable for investments purchased	20,068,902
Payable for fund shares redeemed	1,336,925
Accrued management fee	326,525
Distribution and service plan fees payable	18,052
Other affiliated payables	123,964
Other payables and accrued expenses	104,645
Collateral on securities loaned, at value	1,358,210
Total liabilities		24,954,820

Net Assets		$ 565,079,515
Net Assets consist of:
Paid in capital		$ 535,513,292
Undistributed net investment income		5,026,105
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,934,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,474,419
Net Assets		$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,831,071 ÷ 944,859 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($10,356,640 ÷ 471,681 shares)	$ 21.96

Maximum offering price per share (100/96.50 of $21.96)	$ 22.76
Class B: Net Asset Value and offering price per share ($2,391,977 ÷ 109,730 shares)A	$ 21.80

Class C: Net Asset Value and offering price per share ($9,597,868 ÷ 441,597 shares)A	$ 21.73

Global Balanced: Net Asset Value, offering price and redemption price per share ($520,753,109 ÷ 23,473,422 shares)	$ 22.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,148,850 ÷ 51,837 shares)	$ 22.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2011

Investment Income
Dividends		$ 5,887,005
Interest		6,358,902
Income from Fidelity Central Funds		1,539,519
Income before foreign taxes withheld		13,785,426
Less foreign taxes withheld		(395,067)
Total income		13,390,359

Expenses
Management fee	$ 4,067,997
Transfer agent fees	1,217,773
Distribution and service plan fees	186,120
Accounting and security lending fees	290,782
Custodian fees and expenses	302,842
Independent trustees' compensation	2,057
Registration fees	106,786
Audit	77,687
Legal	2,591
Miscellaneous	5,366
Total expenses before reductions	6,260,001
Expense reductions	(93,710)	6,166,291
Net investment income (loss)		7,224,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,706,712
Fidelity Central Funds	(119,146)
Foreign currency transactions	200,772
Total net realized gain (loss)		39,788,338
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,440,310)
Assets and liabilities in foreign currencies	(253,666)
Total change in net unrealized appreciation (depreciation)		(35,693,976)
Net gain (loss)		4,094,362
Net increase (decrease) in net assets resulting from operations		$ 11,318,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,224,068	$ 5,517,939
Net realized gain (loss)	39,788,338	19,436,953
Change in net unrealized appreciation (depreciation)	(35,693,976)	41,255,535
Net increase (decrease) in net assets resulting from operations	11,318,430	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(4,897,733)	82,336,500
Redemption fees	19,178	14,128
Total increase (decrease) in net assets	(1,883,902)	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $5,026,105 and undistributed net investment income of $5,169,954, respectively)	$ 565,079,515	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.22	.17	.12
Net realized and unrealized gain (loss)	.22	2.43	4.39
Total from investment operations	.44	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.35%	1.41%	1.46% A
Net investment income (loss)	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.13	.11
Net realized and unrealized gain (loss)	.22	2.42	4.37
Total from investment operations	.39	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58%	1.60%	1.68% A
Net investment income (loss)	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.02	.05
Net realized and unrealized gain (loss)	.23	2.41	4.35
Total from investment operations	.27	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13%	2.16%	2.20% A
Net investment income (loss)	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05
Net realized and unrealized gain (loss)	.22	2.40	4.36
Total from investment operations	.27	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11%	2.10%	2.19% A
Net investment income (loss)	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) B	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.32)	(.30) G	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return A	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets C,E
Expenses before reductions	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate D	197%	178%	252%	264%	169%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.28	.23	.21
Net realized and unrealized gain (loss)	.21	2.44	4.35
Total from investment operations	.49	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.10%	1.12%	1.10% A
Net investment income (loss)	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques use to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,020,553
Gross unrealized depreciation	(16,231,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,789,263

Tax Cost	$ 535,513,913

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,566,496
Capital loss carryforward	$ (12,673,474)
Net unrealized appreciation (depreciation)	$ 35,673,337

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be October 31, 2012.

The tax character of distributions paid was as follows:

	October 31, 2011	October 31, 2010
Ordinary Income	$ 8,323,777	$ 6,730,799

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,018,089,627 and $1,029,237,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40,759	$ 484
Class T	.25%	.25%	37,976	-
Class B	.75%	.25%	23,897	17,922
Class C	.75%	.25%	83,488	37,026
			$ 186,120	$ 55,432

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,322
Class T	4,918
Class B*	4,696
Class C*	6,138
$ 54,074

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 44,268.27
Class T	19,077.25
Class B	7,211.30
Class C	23,912.29
Global Balanced	1,121,414.21
Institutional Class	1,891.27
	$ 1,217,773

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,595 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,767 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,520. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,710 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2011	2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2011	2010	2011	2010
Class A
Shares sold	589,852	427,541	$ 13,317,896	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(158,326)	(71,342)	(3,520,934)	(1,433,321)
Net increase (decrease)	437,752	358,458	$ 9,932,990	$ 7,215,594
Class T
Shares sold	308,037	248,501	$ 6,909,923	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(83,961)	(54,884)	(1,863,419)	(1,101,753)
Net increase (decrease)	226,623	194,884	$ 5,102,050	$ 3,923,643
Class B
Shares sold	27,998	90,883	$ 631,778	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(20,319)	(16,760)	(455,688)	(335,882)
Net increase (decrease)	8,284	74,461	$ 189,254	$ 1,492,321
Class C
Shares sold	303,365	253,473	$ 6,744,114	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(116,357)	(44,403)	(2,583,426)	(878,835)
Net increase (decrease)	189,296	209,851	$ 4,210,311	$ 4,240,315
Global Balanced
Shares sold	7,688,422	10,255,268	$ 173,946,427	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(9,221,582)	(7,304,145)	(206,542,789)	(147,245,863)
Net increase (decrease)	(1,184,532)	3,262,910	$ (24,950,947)	$ 65,110,382
Institutional Class
Shares sold	48,248	23,215	$ 1,092,344	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(21,184)	(5,875)	(477,601)	(121,292)
Net increase (decrease)	27,240	17,473	$ 618,609	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	12/12/11	12/09/11	$0.191	$0.089
Class T	12/12/11	12/09/11	$0.166	$0.089
Class B	12/12/11	12/09/11	-	$0.082
Class C	12/12/11	12/09/11	$0.047	$0.089

A total of 3.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Class A designates 15%; Class T designates 18%; Class B designates 28%; and Class C designates 22% of the dividend distributed in December 2010 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 54%; Class T designates 61%; Class B designates 97%; and Class C designates 78% of the dividend distributed in December 2010 during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/13/10	$0.201	$0.0091
Class T	12/13/10	$0.178	$0.0091
Class B	12/13/10	$0.112	$0.0091
Class C	12/13/10	$0.140	$0.0091

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 35% means that 65% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked equal to its competitive median for 2010 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-UANN-1211
1.883463.102

Fidelity®

Global Balanced

Fund

Annual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Chairman's photo appears here)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(Chairman's signature appears here)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity® Global Balanced Fund	2.34%	4.42%	7.92%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Global Balanced Fund, a class of the fund, on October 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the MSCI® World Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global equities were rocked by a number of headline events during the year ending October 31, 2011. Stocks posted a solid advance for the first half of the year, despite concern about sovereign debt in Europe, a devastating earthquake/tsunami in Japan, and political upheaval in the Arab world. Sentiment turned decidedly negative in the second half, however, as fresh worries about Europe, inflation in China, the debt ceiling debate and Standard & Poor's downgrade of its long-term sovereign credit rating of the U.S., and a dimmer outlook for global growth caused markets to suffer declines that intensified in August and September. October brought with it yet another dramatic swing, as better-than-expected U.S. economic data and prospects for a resolution to the European debt debacle prompted buyers to storm back onto the scene in search of bargains. Those gains - along with favorable currency fluctuations overall - lifted the MSCI® World Index 2.12% for the year. Within the index, Europe declined the most, with most countries in the region sustaining steep losses. By contrast, the U.S. (+8%), which dominates the index, fared well, as did Australia (+4%) and Switzerland (+3%). Japan showed resilience in the wake of its natural disasters, falling only 2%. Global bond markets performed comparatively well, with the Citigroup® World Government Bond Index gaining 3.73%.

Comments from Ruben Calderon and Geoff Stein, Lead Co-Portfolio Managers of Fidelity® Global Balanced Fund: For the year, the fund's Retail Class shares gained 2.34%, underperforming the 3.13% return of the Fidelity Global Balanced Composite Index - a 60%/40% blend of the MSCI® World Index and the Citigroup® World Government Bond Index. We maintained lighter-than-benchmark exposure to investment-grade bonds and a neutral weighting in stocks, which made a meaningful contribution to relative results. Absolute results among the sleeves were mixed, with all equity segments except the U.S. and Canada suffering declines. Our U.S. investments boasted the largest return for the period, as solid business fundamentals in corporate America fueled a supportive backdrop for domestic stocks. By contrast, the Europe subportfolio declined the most. On balance, security selection detracted from relative results, though a strong showing from the U.S. subportfolio partially offset underperformance from the Europe, Asia ex Japan and Japan sleeves. In fixed income, the developed-country debt sleeve produced a low-single-digit advance, moderately underperforming its benchmark and hurting the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period* May 1, 2011 to October 31, 2011
Class A	1.35%
Actual		$ 1,000.00	$ 920.70	$ 6.54
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.87
Class T	1.59%
Actual		$ 1,000.00	$ 919.60	$ 7.69
HypotheticalA		$ 1,000.00	$ 1,017.19	$ 8.08
Class B	2.13%
Actual		$ 1,000.00	$ 916.70	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Class C	2.13%
Actual		$ 1,000.00	$ 916.50	$ 10.29
HypotheticalA		$ 1,000.00	$ 1,014.47	$ 10.82
Global Balanced	1.03%
Actual		$ 1,000.00	$ 921.50	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.01	$ 5.24
Institutional Class	1.12%
Actual		$ 1,000.00	$ 921.40	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.56	$ 5.70

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of October 31, 2011
United States of America 39.9%
Japan 18.4%
United Kingdom 8.6%
Germany 5.3%
Canada 3.7%
France 3.4%
Italy 3.2%
Australia 1.4%
Switzerland 1.4%
Other 14.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	54.1	62.2
Bonds	44.5	34.1
Convertible Securities	0.0	0.1
Other Investments	0.3	0.0
Short-Term Investments and Net Other Assets	1.1	3.6
Top Five Stocks as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc. (United States of America)	1.5	0.6
Citigroup, Inc. (United States of America)	1.5	0.0
Exxon Mobil Corp. (United States of America)	1.2	1.1
Edwards Lifesciences Corp. (United States of America)	1.2	0.7
Apple, Inc. (United States of America)	1.1	0.9
	6.5
Top Five Bond Issuers as of October 31, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	10.5	8.5
U.S. Treasury Obligations	5.4	2.0
German Federal Republic	3.9	1.3
Italian Republic	2.0	2.2
UK Treasury GILT	0.9	0.2
	22.7
Market Sectors as of October 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.4	18.4
Consumer Discretionary	8.7	9.6
Energy	8.6	10.0
Information Technology	7.8	9.4
Industrials	6.0	6.8
Health Care	5.8	7.4
Consumer Staples	4.1	3.7
Materials	4.1	5.9
Telecommunication Services	2.6	2.3
Utilities	1.4	1.5

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments October 31, 2011

Showing Percentage of Net Assets

Common Stocks - 51.8%
	Shares	Value
Australia - 1.0%
AMP Ltd.	26,000	$ 115,921
Australia & New Zealand Banking Group Ltd.	6,760	152,766
BHP Billiton Ltd.	20,434	799,957
Coca-Cola Amatil Ltd.	8,329	107,528
Cochlear Ltd.	2,725	167,332
Commonwealth Bank of Australia	15,163	778,998
Computershare Ltd.	33,489	264,687
Crown Ltd.	20,637	173,914
CSL Ltd.	8,792	264,831
Fortescue Metals Group Ltd.	56,690	284,772
Fosters Group Ltd.	8,712	48,729
Iluka Resources Ltd.	8,254	137,233
Newcrest Mining Ltd.	9,598	339,243
QBE Insurance Group Ltd.	16,791	258,487
Rio Tinto Ltd.	4,018	288,496
Suncorp-Metway Ltd.	33,421	299,979
Super Cheap Auto Group Ltd. (e)	13,819	78,298
Telstra Corp. Ltd.	113,663	369,092
Wesfarmers Ltd.	11,790	400,056
WorleyParsons Ltd.	6,174	179,216
TOTAL AUSTRALIA		5,509,535
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	75,500	333,903
Bailiwick of Jersey - 0.4%
Experian PLC	55,300	720,806
Randgold Resources Ltd. sponsored ADR	4,700	514,979
Shire PLC	29,157	915,280
TOTAL BAILIWICK OF JERSEY		2,151,065
Belgium - 0.0%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	13
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	5,000	26,784
GOME Electrical Appliances Holdings Ltd.	336,000	103,018
Jardine Strategic Holdings Ltd.	3,000	87,963
Lazard Ltd. Class A	9,000	246,060
Noble Group Ltd.	80,000	97,645
Pacific Basin Shipping Ltd.	183,000	83,443
Ports Design Ltd.	43,500	77,568
TOTAL BERMUDA		722,481
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.1%
Mail.ru Group Ltd. GDR (Reg. S)	13,700	$ 471,965
Canada - 2.9%
Agrium, Inc.	1,700	140,147
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,900	87,275
Astral Media, Inc. Class A (non-vtg.)	1,000	34,328
Bank of Montreal	5,400	319,011
Bank of Nova Scotia	6,500	342,524
Barrick Gold Corp.	5,500	271,510
Baytex Energy Corp.	3,700	195,569
BCE, Inc.	9,000	356,714
Bombardier, Inc. Class B (sub. vtg.)	9,400	38,850
Brookfield Asset Management, Inc. Class A	5,200	150,442
Brookfield Properties Corp.	5,300	86,982
Calfrac Well Services Ltd.	500	15,499
Canadian Imperial Bank of Commerce	3,200	241,079
Canadian National Railway Co.	3,700	289,809
Canadian Natural Resources Ltd.	6,400	225,735
Canadian Utilities Ltd. Class A (non-vtg.)	1,500	90,661
Celtic Exploration Ltd. (a)	6,200	153,562
Cenovus Energy, Inc.	7,400	253,434
CGI Group, Inc. Class A (sub. vtg.) (a)	4,500	92,090
Copper Mountain Mining Corp. (a)	12,400	66,176
Detour Gold Corp. (a)	3,600	119,175
Eldorado Gold Corp.	7,800	146,556
Enbridge, Inc.	15,000	519,587
First Quantum Minerals Ltd.	7,800	163,613
Fortis, Inc.	4,700	158,891
Franco-Nevada Corp.	4,000	158,459
Goldcorp, Inc.	7,800	379,495
Grande Cache Coal Corp. (a)	6,300	62,377
IAMGOLD Corp.	2,700	58,044
Industrial Alliance Life Insurance Co.	1,900	61,812
Intact Financial Corp.	5,050	281,769
Ivanhoe Mines Ltd. (a)	4,010	82,063
Keyera Corp.	117,423	5,356,096
Manulife Financial Corp.	16,000	211,225
Metro, Inc. Class A (sub. vtg.)	5,400	264,569
National Bank of Canada	2,200	157,003
New Gold, Inc. (a)	6,200	76,812
Open Text Corp. (a)	2,500	153,007
Osisko Mining Corp. (a)	6,400	77,171
Pembina Pipeline Corp.	2,300	62,596
Common Stocks - continued
	Shares	Value
Canada - continued
Potash Corp. of Saskatchewan, Inc.	6,800	$ 321,838
Precision Drilling Corp. (a)	6,200	71,898
Progressive Waste Solution Ltd.	4,600	96,905
Quebecor, Inc. Class B (sub. vtg.)	2,900	100,366
RioCan (REIT)	8,500	215,644
Rogers Communications, Inc. Class B (non-vtg.)	2,350	85,692
Royal Bank of Canada	8,900	434,085
Silver Wheaton Corp.	2,700	93,228
Suncor Energy, Inc.	11,872	378,127
SXC Health Solutions Corp. (a)	3,200	148,564
Talisman Energy, Inc.	6,600	93,619
Teck Resources Ltd. Class B (sub. vtg.)	4,400	176,380
TELUS Corp.	4,800	258,237
The Toronto-Dominion Bank	8,200	618,835
Thomson Reuters Corp.	4,000	118,333
Tim Hortons, Inc. (Canada)	3,900	191,939
Tourmaline Oil Corp. (a)	7,000	232,713
TransCanada Corp.	5,400	229,521
Trican Well Service Ltd.	2,300	40,677
Trinidad Drilling Ltd.	6,300	49,295
Valeant Pharmaceuticals International, Inc. (Canada)	4,200	165,834
Vermilion Energy, Inc.	1,600	75,373
Yamana Gold, Inc.	7,700	114,938
TOTAL CANADA		16,313,758
Cayman Islands - 0.1%
Ajisen (China) Holdings Ltd.	50,000	70,974
Anta Sports Products Ltd.	38,000	34,750
Ctrip.com International Ltd. sponsored ADR (a)	1,000	34,860
Geely Automobile Holdings Ltd.	165,000	42,187
Shenguan Holdings Group Ltd.	162,000	87,035
SouFun Holdings Ltd. ADR	9,000	114,840
Tencent Holdings Ltd.	7,500	173,457
TOTAL CAYMAN ISLANDS		558,103
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,000	700,900
Curacao - 0.3%
Schlumberger Ltd.	20,000	1,469,400
Common Stocks - continued
	Shares	Value
Denmark - 0.2%
Danske Bank A/S (a)	31,508	$ 436,573
Novo Nordisk A/S Series B	7,375	783,101
TOTAL DENMARK		1,219,674
France - 2.4%
Alstom SA	18,280	685,567
Arkema SA	8,000	547,305
Atos Origin SA	10,516	509,649
BNP Paribas SA	22,736	1,033,604
Christian Dior SA	2,400	339,775
Compagnie Generale de Geophysique SA (a)	15,200	332,159
Danone	16,800	1,169,451
Edenred	17,300	490,800
GDF Suez	13,900	394,631
Iliad SA	5,064	592,743
JC Decaux SA (a)	20,400	546,704
LVMH Moet Hennessy - Louis Vuitton	4,963	825,913
PPR SA	6,600	1,031,199
Publicis Groupe SA	12,100	586,668
Safran SA	18,400	602,727
Sanofi-aventis	32,747	2,343,027
Sanofi-aventis sponsored ADR	20,000	715,000
Unibail-Rodamco	3,300	659,913
TOTAL FRANCE		13,406,835
Germany - 1.0%
Allianz AG	7,789	875,379
BASF AG	11,145	820,379
Bayer AG	13,100	839,286
Deutsche Bank AG	10,300	425,952
E.ON AG	13,539	328,078
Fresenius Medical Care AG & Co. KGaA	7,800	568,279
HeidelbergCement AG	8,700	397,077
Kabel Deutschland Holding AG (a)	7,800	445,378
SAP AG	17,271	1,044,493
TOTAL GERMANY		5,744,301
Hong Kong - 0.2%
AIA Group Ltd.	13,800	42,197
BOC Hong Kong (Holdings) Ltd.	57,500	136,733
Cheung Kong Holdings Ltd.	22,000	272,710
Hong Kong Exchanges and Clearing Ltd.	11,300	191,556
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Hutchison Whampoa Ltd.	28,000	$ 256,100
SJM Holdings Ltd.	74,000	126,840
TOTAL HONG KONG		1,026,136
Ireland - 0.1%
Elan Corp. PLC (a)	19,600	232,474
James Hardie Industries NV CDI (a)	26,522	171,797
TOTAL IRELAND		404,271
Isle of Man - 0.0%
Genting Singapore PLC (a)	100,000	136,589
Italy - 0.7%
Amplifon SpA	45,300	217,913
ENI SpA	48,100	1,063,352
Fiat Industrial SpA (a)	68,000	593,333
Intesa Sanpaolo SpA	364,685	651,552
Prada SpA	148,900	736,080
Prysmian SpA	26,100	395,512
TOTAL ITALY		3,657,742
Japan - 5.2%
All Nippon Airways Ltd.	90,000	271,024
Anritsu Corp. (e)	13,000	147,004
Asahi Kasei Corp.	166,000	984,562
Chiyoda Corp.	15,000	172,758
Cosmos Pharmaceutical Corp.	3,900	180,919
CyberAgent, Inc.	442	1,489,870
Dainippon Screen Manufacturing Co. Ltd.	26,000	199,666
Daito Trust Construction Co. Ltd.	5,700	505,088
Daiwa House Industry Co. Ltd.	17,000	213,052
DeNA Co. Ltd.	4,500	194,252
Digital Garage, Inc. (a)	95	311,069
Don Quijote Co. Ltd.	13,900	509,238
East Japan Railway Co.	6,500	394,135
Exedy Corp.	9,600	278,153
Fast Retailing Co. Ltd.	4,700	844,394
GREE, Inc.	10,200	329,188
Hitachi Transport System Ltd.	6,600	114,856
Honda Motor Co. Ltd.	37,900	1,133,497
Ishikawajima-Harima Heavy Industries Co. Ltd.	88,000	200,491
Japan Tobacco, Inc.	213	1,064,745
JS Group Corp.	41,700	874,525
Common Stocks - continued
	Shares	Value
Japan - continued
JTEKT Corp.	69,000	$ 754,624
Kakaku.com, Inc.	11,500	455,401
KDDI Corp.	84	615,409
Kenedix Realty Investment Corp.	98	284,224
Kuraray Co. Ltd.	9,800	137,206
Lawson, Inc.	6,200	348,917
Makita Corp.	6,000	224,030
Mandom Corp.	2,000	51,075
Marubeni Corp.	65,000	378,385
Mitsui & Co. Ltd.	38,800	566,340
Mitsui Fudosan Co. Ltd.	71,000	1,180,901
MS&AD Insurance Group Holdings, Inc.	54,900	1,075,429
Namco Bandai Holdings, Inc.	43,400	629,363
NHK Spring Co. Ltd.	88,000	805,503
Nikon Corp.	18,300	409,809
Nissan Motor Co. Ltd.	39,300	361,400
Nitto Boseki Co. Ltd. (e)	57,000	170,586
NOK Corp.	29,200	494,238
NTT Urban Development Co.	662	455,809
ORIX Corp.	9,540	832,713
Panasonic Corp.	75,100	759,290
Pioneer Corp. (a)	124,200	498,075
Raito Kogyo Co. Ltd.	83,800	348,612
Rakuten, Inc.	903	990,027
Shimadzu Corp.	41,000	349,087
SMC Corp.	7,000	1,088,931
SOFTBANK CORP.	21,200	688,148
Start Today Co. Ltd.	31,100	657,981
Sumitomo Mitsui Financial Group, Inc.	52,300	1,462,052
T&D Holdings, Inc.	28,300	280,586
Terumo Corp.	6,200	315,062
Toray Industries, Inc.	94,000	669,121
Toyo Engineering Corp.	35,000	115,724
Toyota Motor Corp.	9,100	302,166
Universal Entertainment Corp.	9,300	242,243
Yamato Kogyo Co. Ltd.	3,400	86,012
TOTAL JAPAN		29,496,965
Netherlands - 0.4%
AEGON NV (a)	134,500	641,516
ING Groep NV (Certificaten Van Aandelen) (a)	114,800	989,831
Common Stocks - continued
	Shares	Value
Netherlands - continued
Koninklijke Philips Electronics NV	22,300	$ 464,280
Yandex NV	11,200	308,224
TOTAL NETHERLANDS		2,403,851
Norway - 0.2%
Aker Solutions ASA	38,700	450,073
Storebrand ASA (A Shares)	147,000	906,407
TOTAL NORWAY		1,356,480
Papua New Guinea - 0.0%
Oil Search Ltd.	33,276	227,037
Poland - 0.0%
Eurocash SA	31,400	251,761
Singapore - 0.2%
Avago Technologies Ltd.	9,000	303,930
DBS Group Holdings Ltd.	38,000	371,042
Keppel Corp. Ltd.	34,100	255,185
TOTAL SINGAPORE		930,157
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	126,091	1,134,973
Banco Santander SA:
rights 10/31/11	105,845	18,310
(Spain)	68,522	580,045
Grifols SA (a)	20,300	378,836
Inditex SA	11,128	1,012,707
Mediaset Espana Comunicacion	45,823	304,389
TOTAL SPAIN		3,429,260
Sweden - 0.4%
H&M Hennes & Mauritz AB (B Shares)	22,006	728,746
Swedbank AB (A Shares)	46,046	648,714
Telefonaktiebolaget LM Ericsson (B Shares)	75,319	784,837
TOTAL SWEDEN		2,162,297
Switzerland - 1.3%
ACE Ltd.	12,000	865,800
Adecco SA (Reg.)	10,149	490,478
Bank Sarasin & Co. Ltd. Series B (Reg.)	9,080	346,624
Compagnie Financiere Richemont SA Series A	14,580	834,876
Nestle SA	49,279	2,858,300
Schindler Holding AG (participation certificate)	5,308	624,222
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (United States)	7,600	$ 434,340
UBS AG (a)	70,176	887,152
TOTAL SWITZERLAND		7,341,792
United Kingdom - 4.9%
Aegis Group PLC	242,545	535,164
Aviva PLC	101,800	555,480
Barclays PLC	358,756	1,112,331
BG Group PLC	79,882	1,742,644
BHP Billiton PLC	29,454	927,664
British American Tobacco PLC:
(United Kingdom)	32,800	1,504,171
sponsored ADR	26,900	2,481,525
British Land Co. PLC	85,376	700,925
Carphone Warehouse Group PLC	295,350	1,667,186
Filtrona PLC	74,800	477,685
GlaxoSmithKline PLC	66,300	1,488,206
HSBC Holdings PLC sponsored ADR	39,096	1,706,931
Invensys PLC	63,100	228,832
Lloyds Banking Group PLC (a)	1,299,600	672,179
Meggitt PLC	96,600	597,484
Micro Focus International PLC	67,300	367,555
Misys PLC	59,500	279,217
Next PLC	15,600	641,247
Rolls-Royce Group PLC	39,900	450,774
Rolls-Royce Group PLC Class C	2,753,100	4,428
Royal Dutch Shell PLC Class A (United Kingdom)	103,437	3,664,908
Standard Chartered PLC (United Kingdom)	41,435	972,216
Tullow Oil PLC	22,800	514,437
Unilever PLC	39,700	1,330,998
Vodafone Group PLC	784,100	2,177,606
Xstrata PLC	62,800	1,055,902
TOTAL UNITED KINGDOM		27,857,695
United States of America - 28.9%
Alexion Pharmaceuticals, Inc. (a)	51,000	3,443,010
Amazon.com, Inc. (a)	5,100	1,088,901
American Express Co.	54,500	2,758,790
Ameriprise Financial, Inc.	23,000	1,073,640
Apple, Inc. (a)	15,100	6,112,178
BB&T Corp.	17,000	396,780
Beam, Inc.	11,700	578,331
Common Stocks - continued
	Shares	Value
United States of America - continued
Biogen Idec, Inc. (a)	22,200	$ 2,583,192
Cabot Oil & Gas Corp.	21,000	1,632,120
Chevron Corp.	42,000	4,412,100
Citigroup, Inc.	266,400	8,415,576
Citrix Systems, Inc. (a)	38,000	2,767,540
Cognizant Technology Solutions Corp. Class A (a)	15,000	1,091,250
Collective Brands, Inc. (a)	55,000	803,550
CSX Corp.	100,000	2,221,000
Cummins, Inc.	49,200	4,891,956
Discover Financial Services	134,400	3,166,464
Duke Energy Corp.	25,000	510,500
Dunkin' Brands Group, Inc. (a)	300	8,733
Edwards Lifesciences Corp. (a)	89,000	6,712,380
El Paso Electric Co.	22,500	720,675
Elizabeth Arden, Inc. (a)	20,000	685,600
EQT Corp.	72,000	4,572,000
Estee Lauder Companies, Inc. Class A	36,000	3,544,200
Exxon Mobil Corp.	88,300	6,895,347
Fifth Third Bancorp	132,000	1,585,320
Fiserv, Inc. (a)	2,000	117,740
Fluor Corp.	5,700	324,045
Fossil, Inc. (a)	1,000	103,660
Freeport-McMoRan Copper & Gold, Inc.	38,000	1,529,880
G-III Apparel Group Ltd. (a)	55,700	1,570,183
Gilead Sciences, Inc. (a)	33,000	1,374,780
Google, Inc. Class A (a)	1,700	1,007,488
Halliburton Co.	8,300	310,088
Informatica Corp. (a)	40,000	1,820,000
IntercontinentalExchange, Inc. (a)	4,000	519,520
InterMune, Inc. (a)	11,000	280,500
Intuit, Inc.	157,000	8,426,190
iRobot Corp. (a)	47,000	1,591,420
JCPenney Co., Inc.	7,000	224,560
JPMorgan Chase & Co.	35,000	1,216,600
Lincoln National Corp.	106,000	2,019,300
Lorillard, Inc.	1,000	110,660
lululemon athletica, Inc. (a)	1,900	107,312
MasterCard, Inc. Class A	17,200	5,972,528
McDonald's Corp.	34,700	3,221,895
Mead Johnson Nutrition Co. Class A	5,100	366,435
Morgan Stanley	26,700	470,988
Motorola Solutions, Inc.	8,000	375,280
Common Stocks - continued
	Shares	Value
United States of America - continued
National Oilwell Varco, Inc.	27,000	$ 1,925,910
Noble Energy, Inc.	3,900	348,426
Nu Skin Enterprises, Inc. Class A	38,000	1,920,140
ONEOK, Inc.	10,000	760,500
Perrigo Co.	55,800	5,037,624
Polypore International, Inc. (a)	40,100	2,103,245
PPL Corp.	41,000	1,204,170
Prestige Brands Holdings, Inc. (a)	83,000	878,140
Priceline.com, Inc. (a)	1,300	660,036
Prologis, Inc.	202,100	6,014,496
PulteGroup, Inc. (a)	238,000	1,232,840
Ralph Lauren Corp.	4,500	714,555
ResMed, Inc. CDI (a)	41,669	117,489
RF Micro Devices, Inc. (a)	311,800	2,288,612
Riverbed Technology, Inc. (a)	7,000	193,060
salesforce.com, Inc. (a)	17,100	2,277,207
Sirius XM Radio, Inc. (a)(e)	1,075,000	1,924,250
Smithfield Foods, Inc. (a)	51,000	1,165,860
Starbucks Corp.	81,000	3,429,540
Target Corp.	21,000	1,149,750
The Mosaic Co.	6,600	386,496
TJX Companies, Inc.	55,000	3,241,150
Torchmark Corp.	15,000	613,950
Union Pacific Corp.	58,500	5,824,845
United Technologies Corp.	19,000	1,481,620
UnitedHealth Group, Inc.	72,300	3,469,677
Virgin Media, Inc.	13,500	329,130
W.R. Grace & Co. (a)	104,000	4,346,160
Wells Fargo & Co.	70,000	1,813,700
Williams Companies, Inc.	28,000	843,080
TOTAL UNITED STATES OF AMERICA		163,427,843
TOTAL COMMON STOCKS (Cost $268,685,144)		292,711,809
Nonconvertible Preferred Stocks - 0.3%

Germany - 0.3%
ProSiebenSat.1 Media AG	41,500	890,194
Volkswagen AG	5,400	947,584
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,290,243)		1,837,778
Nonconvertible Bonds - 11.8%
		Principal Amount (d)	Value
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	$ 335,596
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	274,718
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		$ 250,000	341,439
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	359,775
4.875% 11/19/19		600,000	638,600
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	558,137
TOTAL AUSTRALIA			2,508,265
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/16	EUR	250,000	349,309
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	429,394
TOTAL BAILIWICK OF JERSEY			778,703
Belgium - 0.1%
Barry Callebaut Services NV 5.375% 6/15/21	EUR	300,000	412,566
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	200,000	192,362
TOTAL BELGIUM			604,928
Bermuda - 0.2%
Li & Fung Ltd. 5.25% 5/13/20		1,000,000	1,031,250
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	334,558
British Virgin Islands - 0.1%
CLP Power Hong Kong Financing Ltd. 4.75% 7/12/21		400,000	419,092
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	417,848
TOTAL BRITISH VIRGIN ISLANDS			836,940
Canada - 0.1%
Toronto Dominion Bank 2.375% 10/19/16		250,000	254,750
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	218,492
TOTAL CANADA			473,242
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	195,298	266,092
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	493,152
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cayman Islands - continued
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	$ 218,094
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	191,979
TOTAL CAYMAN ISLANDS			1,169,317
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		$ 300,000	303,000
Denmark - 0.0%
TDC A/S 4.375% 2/23/18	EUR	200,000	288,740
France - 1.0%
Arkema SA 4% 10/25/17	EUR	250,000	336,776
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	558,044
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	44,977
Compagnie de St. Gobain 1.816% 4/11/12 (h)	EUR	175,000	241,778
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	362,631
Credit Logement SA:
2.128% (g)(h)	EUR	150,000	121,437
2.679% (g)(h)	EUR	250,000	188,556
EDF SA:
4.625% 9/11/24	EUR	150,000	219,758
5.5% 10/17/41	GBP	400,000	659,224
Iliad SA 4.875% 6/1/16	EUR	500,000	687,922
Safran SA 4% 11/26/14	EUR	550,000	770,407
Societe Fonciere Lyonnaise SA 4.625% 5/25/16	EUR	400,000	542,783
Societe Generale 1.712% 6/7/17 (h)	EUR	100,000	120,668
Societe Generale SCF 4% 7/7/16	EUR	450,000	649,632
TOTAL FRANCE			5,504,593
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	252,562
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	316,014
TOTAL GERMANY			568,576
India - 0.0%
Export-Import Bank of India 0.6931% 6/7/12 (h)	JPY	20,000,000	253,548
Ireland - 0.1%
Bank of Ireland 0.9022% 2/15/12 (h)	GBP	550,000	849,130
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	297,039
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7084% 2/24/14 (f)(h)		$ 400,000	$ 365,060
3.75% 11/23/16	EUR	350,000	445,407
4.375% 8/16/16	EUR	500,000	674,098
6.375% 11/12/17 (h)	GBP	150,000	214,464
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	680,284
Telecom Italia SpA 7% 1/20/17	EUR	250,000	355,846
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	271,312
TOTAL ITALY			3,006,471
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	461,835
Korea (South) - 0.4%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	536,491
Kookmin Bank 5.875% 6/11/12		200,000	203,654
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	203,239
Korea Resources Corp. 4.125% 5/19/15		610,000	614,946
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	457,656
5% 9/30/14 (Reg. S)		200,000	210,597
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	307,001
TOTAL KOREA (SOUTH)			2,533,584
Luxembourg - 0.5%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	382,994
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	217,964
6.51% 3/7/22 (Reg. S)		450,000	472,500
6.58% 10/31/13	GBP	100,000	168,861
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	347,705
7.125% 4/23/15	EUR	150,000	224,711
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	394,948
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	291,750
TMK Capital SA 7.75% 1/27/18		300,000	282,000
TOTAL LUXEMBOURG			2,783,433
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 0.2%
America Movil SAB de CV:
4.125% 10/25/19	EUR	300,000	$ 426,932
5% 3/30/20		$ 400,000	445,369
TOTAL MEXICO			872,301
Multi-National - 0.3%
European Union 3.25% 4/4/18	EUR	1,000,000	1,445,248
Netherlands - 0.6%
AI Finance BV 10.875% 7/15/12		100,000	79,000
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	423,654	417,475
ING Bank NV 4.75% 5/27/19	EUR	200,000	307,023
ING Verzekeringen NV 3.386% 6/21/21 (h)	EUR	850,000	979,282
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	458,623
Linde Finance BV 3.875% 6/1/21	EUR	500,000	726,806
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	278,164
TOTAL NETHERLANDS			3,246,373
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	290,084
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,949,809
TOTAL NORWAY			2,239,893
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	302,625
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	361,148
TOTAL RUSSIA			663,773
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,249,802
Iberdrola Finanzas SAU 4.75% 1/25/16 (Reg. S)	EUR	100,000	141,367
MAPFRE SA 5.921% 7/24/37 (h)	EUR	250,000	240,441
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	145,711
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	138,829
TOTAL SPAIN			1,916,150
Sweden - 0.2%
Svenska Handelsbanken AB 4.375% 10/20/21	EUR	600,000	855,237
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	500,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.9281% 4/30/12 (h)		$ 229,000	$ 231,290
United Kingdom - 2.0%
3i Group PLC 5.625% 3/17/17	EUR	150,000	205,465
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	556,078
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	546,736
Barclays Bank PLC 6.75% 1/16/23 (h)	GBP	300,000	449,719
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	201,313
8.125% 11/15/13		200,000	225,506
BG Energy Capital PLC 5% 11/4/36	GBP	150,000	244,146
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	456,909
EDF Energy Networks EPN PLC 6.5% 11/12/36	GBP	160,000	293,936
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	508,317
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	586,671
HSBC Bank PLC 3.875% 10/24/18	EUR	500,000	702,336
Imperial Tobacco Finance:
4.5% 7/5/18	EUR	200,000	289,861
7.25% 9/15/14	EUR	150,000	232,805
7.75% 6/24/19	GBP	500,000	976,837
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	177,485
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	565,461
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	172,966
7.125% 12/1/37 (f)		200,000	207,099
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	421,846
Old Mutual PLC 7.125% 10/19/16	GBP	200,000	345,508
Royal Bank of Scotland PLC:
1.0911% 4/11/16 (h)		250,000	180,490
5.75% 5/21/14	EUR	500,000	702,601
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	572,879
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	282,153
Tesco PLC 5.875% 9/12/16	EUR	100,000	159,534
UBS AG London Branch 6.25% 9/3/13	EUR	100,000	146,631
Virgin Media Finance PLC 8.875% 10/15/19	GBP	250,000	434,214
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	267,932
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	259,618
TOTAL UNITED KINGDOM			11,373,052
United States of America - 3.4%
Air Products & Chemicals, Inc. 3% 11/3/21		450,000	449,730
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Altria Group, Inc.:
8.5% 11/10/13		$ 210,000	$ 240,249
9.25% 8/6/19		400,000	533,027
AT&T, Inc. 5.55% 8/15/41		300,000	341,317
Bank of America Corp. 4.75% 5/6/19 (h)	EUR	250,000	273,335
BNP Paribas Capital Trust VI 5.868% (g)(h)	EUR	100,000	116,981
Boeing Capital Corp. 2.125% 8/15/16		250,000	254,742
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19 (f)		500,000	455,000
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	609,646
4.587% 12/15/15		500,000	522,976
Comcast Corp. 6.55% 7/1/39		350,000	433,417
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	611,383
5% 5/15/13		400,000	416,337
CVS Caremark Corp. 4.125% 5/15/21		350,000	374,811
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	442,090
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	275,174
Frontier Oil Corp. 6.875% 11/15/18		250,000	255,000
General Electric Capital Corp. 4.65% 10/17/21		250,000	258,373
General Electric Co. 5.25% 12/6/17		550,000	627,583
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	312,947
Goldman Sachs Group, Inc. 3.625% 2/7/16		150,000	148,789
JPMorgan Chase & Co.:
4.25% 10/15/20		1,020,000	1,018,174
4.35% 8/15/21		500,000	501,789
KeyBank NA:
1.66% 11/21/11 (h)	EUR	50,000	69,118
1.734% 2/9/12 (h)	EUR	510,000	698,716
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	259,951
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		500,000	540,865
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,285,564
Morgan Stanley 1.879% 7/20/12 (h)	EUR	430,000	584,993
NBCUniversal Media LLC 4.375% 4/1/21		500,000	531,714
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	128,068
PPL Energy Supply LLC 6.5% 5/1/18		160,000	181,857
Procter & Gamble Co. 1.45% 8/15/16		350,000	351,112
Qwest Corp. 6.75% 12/1/21		650,000	692,998
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	181,870
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	320,412
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
State Street Corp. 4.375% 3/7/21		$ 500,000	$ 532,746
Time Warner Cable, Inc. 4.125% 2/15/21		500,000	519,976
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	279,120
U.S. Bancorp 2.2% 11/15/16		600,000	605,317
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	576,048
Verizon Communications, Inc.:
3.5% 11/1/21		400,000	404,925
4.75% 11/1/41		250,000	258,264
Wells Fargo & Co. 3.676% 6/15/16		450,000	473,322
TOTAL UNITED STATES OF AMERICA			18,949,826
TOTAL NONCONVERTIBLE BONDS (Cost $65,294,079)			66,881,105
Government Obligations - 26.6%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,116,763
5.25% 6/1/12	CAD	1,350,000	1,387,919
TOTAL CANADA			3,504,682
Germany - 3.9%
German Federal Republic:
3.25% 7/4/21	EUR	4,775,000	7,313,077
4% 7/4/16	EUR	150,000	234,656
4% 1/4/18	EUR	3,755,000	5,974,987
4.75% 7/4/40	EUR	3,050,000	5,802,844
5.5% 1/4/31	EUR	200,000	382,361
5.625% 1/4/28	EUR	1,110,000	2,111,333
TOTAL GERMANY			21,819,258
Italy - 2.0%
Italian Republic 4.75% 9/1/21	EUR	9,250,000	11,614,927
Japan - 13.1%
Japan Government:
0.3% 12/15/11	JPY	1,130,000,000	14,458,882
0.9% 6/20/13	JPY	110,000,000	1,424,757
1.1% 12/20/12	JPY	18,700,000	241,899
1.3% 3/20/15	JPY	740,000,000	9,797,128
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.3% 6/20/20	JPY	1,376,000,000	$ 18,239,783
1.7% 12/20/16	JPY	345,000,000	4,704,516
1.7% 9/20/17	JPY	311,000,000	4,259,494
1.9% 6/20/16	JPY	469,250,000	6,428,395
1.9% 3/20/29	JPY	966,500,000	12,799,071
2% 9/20/40	JPY	141,000,000	1,818,276
TOTAL JAPAN			74,172,201
Poland - 0.1%
Polish Government 4% 3/23/21	EUR	300,000	385,984
Spain - 0.3%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	1,925,293
Sweden - 0.3%
Swedish Kingdom 5% 12/1/20	SEK	8,600,000	1,655,153
United Kingdom - 0.9%
UK Treasury GILT:
Index-Linked 1.25% 11/22/27	GBP	325,000	738,651
1.875% 11/22/22	GBP	150,000	338,602
2% 1/22/16	GBP	50,000	83,187
4.25% 6/7/32	GBP	2,020,000	3,748,421
UK Treasury Index-Linked GILT 2.5% 7/26/16	GBP	25,000	137,017
TOTAL UNITED KINGDOM			5,045,878
United States of America - 5.4%
Federal Home Loan Bank 3.625% 10/18/13		$ 300,000	318,575
Freddie Mac 2.125% 9/21/12		650,000	660,756
U.S. Treasury Bonds:
3.5% 2/15/39		1,400,000	1,494,937
4.375% 5/15/41		500,000	619,690
4.75% 2/15/41		1,250,000	1,640,235
5.25% 2/15/29		250,000	332,813
U.S. Treasury Notes:
1.5% 7/31/16		11,400,000	11,713,500
1.75% 7/31/15		3,050,000	3,179,869
1.75% 5/31/16		800,000	832,248
2% 1/31/16		820,000	863,050
2.125% 2/29/16		900,000	952,102
2.375% 2/28/15		1,900,000	2,018,598
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21		$ 5,000,000	$ 5,454,300
3.5% 5/15/20		250,000	282,423
TOTAL UNITED STATES OF AMERICA			30,363,096
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,778,676)			150,486,472
Asset-Backed Securities - 0.2%

Clock Finance BV Series 2007-1 Class B2, 1.756% 2/25/15 (h)	EUR	100,000	131,754
Geldilux Ltd. Series 2007-TS Class A, 1.656% 9/8/14 (h)	EUR	200,000	271,866
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	244,426	435,303
TOTAL ASSET-BACKED SECURITIES (Cost $791,491)			838,923
Collateralized Mortgage Obligations - 0.5%

Private Sponsor - 0.5%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6917% 5/17/60 (h)		300,000	299,668
Fosse Master Issuer PLC Series 2011-1 Class A3, 2.2278% 10/18/54 (h)	GBP	300,000	481,861
Granite Master Issuer PLC Series 2005-1 Class A5, 1.545% 12/20/54 (h)	EUR	239,167	319,068
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.8031% 10/15/54 (h)		400,000	399,556
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.3667% 7/15/42 (h)	GBP	250,000	400,137
Storm BV Series 2010-1 Class A2, 2.537% 3/22/52 (h)	EUR	500,000	685,117
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,564,418)			2,585,407
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.766% 8/18/17 (h)	EUR	158,330	193,579
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.819% 7/20/16 (h)	EUR	159,692	$ 194,234
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.394% 7/22/43 (h)	EUR	100,000	125,155
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0391% 4/19/21 (h)	GBP	150,000	223,613
London & Regional Debt Securitisation No. 1 PLC Class A, 1.1767% 10/15/14 (h)	GBP	100,000	147,954
REC Plantation Place Ltd. Series 5 Class A, 1.2148% 7/25/16 (Reg. S) (h)	GBP	96,062	143,759
TOTAL UNITED KINGDOM			515,326
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,074,578)			1,028,294
Fixed-Income Funds - 5.8%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,600,870	26,242,783
Fidelity High Income Central Fund 1 (i)	64,680	6,226,123
TOTAL FIXED-INCOME FUNDS (Cost $32,261,877)		32,468,906
Preferred Securities - 0.1%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (Reg. S) (g)(h)	$ 400,000	170,401
United Kingdom - 0.1%
Barclays Bank PLC 4.875% (g)(h)	350,000	339,428
TOTAL PREFERRED SECURITIES (Cost $690,141)		509,829
Equity Central Funds - 2.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $8,432,441)	64,200	12,104,910
Money Market Funds - 1.7%
	Shares	Value
Fidelity Cash Central Fund, 0.12% (b)	8,491,533	$ 8,491,533
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,358,210	1,358,210
TOTAL MONEY MARKET FUNDS (Cost $9,849,743)		9,849,743
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $528,712,831)		571,303,176
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(6,223,661)
NET ASSETS - 100%		$ 565,079,515
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,789,392 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,464
Fidelity Emerging Markets Debt Central Fund	876,303
Fidelity Emerging Markets Equity Central Fund	268,564
Fidelity High Income Central Fund 1	339,668
Fidelity Securities Lending Cash Central Fund	30,520
Total	$ 1,539,519
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 26,882,695	$ 697,450	$ 26,242,783	23.7%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	3,850,758	12,104,910	4.0%
Fidelity High Income Central Fund 1	10,635,391	6,343,014	10,900,306	6,226,123	1.2%
Total	$ 26,680,891	$ 35,280,853	$ 15,448,514	$ 44,573,816
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 163,427,843	$ 163,310,354	$ 117,489	$ -
Japan	29,496,965	-	29,496,965	-
United Kingdom	27,857,695	14,424,152	13,433,543	-
Canada	16,313,758	16,313,758	-	-
France	13,406,835	10,731,649	2,675,186	-
Germany	7,582,079	5,543,355	2,038,724	-
Switzerland	7,341,792	6,454,640	887,152	-
Australia	5,509,535	-	5,509,535	-
Italy	3,657,742	1,858,310	1,799,432	-
Other	19,955,343	10,356,396	9,598,947	-
Corporate Bonds	66,881,105	-	66,881,105	-
Government Obligations	150,486,472	-	150,486,472	-
Asset-Backed Securities	838,923	-	838,923	-
Collateralized Mortgage Obligations	2,585,407	-	2,585,407	-
Commercial Mortgage Securities	1,028,294	-	1,028,294	-
Fixed-Income Funds	32,468,906	32,468,906	-	-
Preferred Securities	509,829	-	509,829	-
Equity Central Funds	12,104,910	12,104,910	-	-
Money Market Funds	9,849,743	9,849,743	-	-
Total Investments in Securities:	$ 571,303,176	$ 283,416,173	$ 287,887,003	$ -
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	5.5%
AAA,AA,A	28.6%
BBB	5.4%
BB	2.2%
B	2.0%
CCC,CC,C	0.1%
Not Rated	1.0%
Equities	54.1%
Short-Term Investments and Net Other Assets	1.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2011, the Fund had a capital loss carryforward of approximately $12,673,474 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011

Assets
Investment in securities, at value (including securities loaned of $1,231,646) - See accompanying schedule: Unaffiliated issuers (cost $478,168,770)	$ 516,879,617
Fidelity Central Funds (cost $50,544,061)	54,423,559
Total Investments (cost $528,712,831)		$ 571,303,176
Foreign currency held at value (cost $160,401)		161,130
Receivable for investments sold		13,841,460
Receivable for fund shares sold		1,879,560
Dividends receivable		279,140
Interest receivable		2,348,587
Distributions receivable from Fidelity Central Funds		185,144
Prepaid expenses		2,085
Other receivables		34,053
Total assets		590,034,335

Liabilities
Payable to custodian bank	$ 1,617,597
Payable for investments purchased	20,068,902
Payable for fund shares redeemed	1,336,925
Accrued management fee	326,525
Distribution and service plan fees payable	18,052
Other affiliated payables	123,964
Other payables and accrued expenses	104,645
Collateral on securities loaned, at value	1,358,210
Total liabilities		24,954,820

Net Assets		$ 565,079,515
Net Assets consist of:
Paid in capital		$ 535,513,292
Undistributed net investment income		5,026,105
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,934,301)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		42,474,419
Net Assets		$ 565,079,515

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

October 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,831,071 ÷ 944,859 shares)	$ 22.05

Maximum offering price per share (100/94.25 of $22.05)	$ 23.40
Class T: Net Asset Value and redemption price per share ($10,356,640 ÷ 471,681 shares)	$ 21.96

Maximum offering price per share (100/96.50 of $21.96)	$ 22.76
Class B: Net Asset Value and offering price per share ($2,391,977 ÷ 109,730 shares)A	$ 21.80

Class C: Net Asset Value and offering price per share ($9,597,868 ÷ 441,597 shares)A	$ 21.73

Global Balanced: Net Asset Value, offering price and redemption price per share ($520,753,109 ÷ 23,473,422 shares)	$ 22.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,148,850 ÷ 51,837 shares)	$ 22.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2011

Investment Income
Dividends		$ 5,887,005
Interest		6,358,902
Income from Fidelity Central Funds		1,539,519
Income before foreign taxes withheld		13,785,426
Less foreign taxes withheld		(395,067)
Total income		13,390,359

Expenses
Management fee	$ 4,067,997
Transfer agent fees	1,217,773
Distribution and service plan fees	186,120
Accounting and security lending fees	290,782
Custodian fees and expenses	302,842
Independent trustees' compensation	2,057
Registration fees	106,786
Audit	77,687
Legal	2,591
Miscellaneous	5,366
Total expenses before reductions	6,260,001
Expense reductions	(93,710)	6,166,291
Net investment income (loss)		7,224,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,706,712
Fidelity Central Funds	(119,146)
Foreign currency transactions	200,772
Total net realized gain (loss)		39,788,338
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,440,310)
Assets and liabilities in foreign currencies	(253,666)
Total change in net unrealized appreciation (depreciation)		(35,693,976)
Net gain (loss)		4,094,362
Net increase (decrease) in net assets resulting from operations		$ 11,318,430

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2011	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,224,068	$ 5,517,939
Net realized gain (loss)	39,788,338	19,436,953
Change in net unrealized appreciation (depreciation)	(35,693,976)	41,255,535
Net increase (decrease) in net assets resulting from operations	11,318,430	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(4,897,733)	82,336,500
Redemption fees	19,178	14,128
Total increase (decrease) in net assets	(1,883,902)	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $5,026,105 and undistributed net investment income of $5,169,954, respectively)	$ 565,079,515	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended October 31,	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.22	.17	.12
Net realized and unrealized gain (loss)	.22	2.43	4.39
Total from investment operations	.44	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 22.05	$ 21.88	$ 19.59
Total Return B,C,D	2.04%	13.40%	29.91%
Ratios to Average Net Assets F,I
Expenses before reductions	1.37%	1.43%	1.47% A
Expenses net of fee waivers, if any	1.37%	1.43%	1.47% A
Expenses net of all reductions	1.35%	1.41%	1.46% A
Net investment income (loss)	.98%	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$20,831	$ 11,096	$ 2,912
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.17	.13	.11
Net realized and unrealized gain (loss)	.22	2.42	4.37
Total from investment operations	.39	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.96	$ 21.81	$ 19.56
Total Return B,C,D	1.80%	13.17%	29.71%
Ratios to Average Net Assets F,I
Expenses before reductions	1.59%	1.62%	1.69% A
Expenses net of fee waivers, if any	1.59%	1.62%	1.69% A
Expenses net of all reductions	1.58%	1.60%	1.68% A
Net investment income (loss)	.75%	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,357	$ 5,345	$ 981
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.04	.02	.05
Net realized and unrealized gain (loss)	.23	2.41	4.35
Total from investment operations	.27	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.80	$ 21.68	$ 19.48
Total Return B,C,D	1.24%	12.58%	29.18%
Ratios to Average Net Assets F,I
Expenses before reductions	2.15%	2.18%	2.21% A
Expenses net of fee waivers, if any	2.15%	2.18%	2.21% A
Expenses net of all reductions	2.13%	2.16%	2.20% A
Net investment income (loss)	.20%	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,392	$ 2,199	$ 526
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended October 31,	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.05	.03	.05
Net realized and unrealized gain (loss)	.22	2.40	4.36
Total from investment operations	.27	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E,J	-	-	-
Net asset value, end of period	$ 21.73	$ 21.65	$ 19.49
Total Return B,C,D	1.24%	12.58%	29.24%
Ratios to Average Net Assets F,I
Expenses before reductions	2.13%	2.12%	2.20% A
Expenses net of fee waivers, if any	2.13%	2.12%	2.20% A
Expenses net of all reductions	2.11%	2.10%	2.19% A
Net investment income (loss)	.21%	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,598	$ 5,463	$ 827
Portfolio turnover rate G	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Global Balanced

Years ended October 31,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Income from Investment Operations
Net investment income (loss) B	.29	.24	.28	.40	.35
Net realized and unrealized gain (loss)	.22	2.43	2.95	(6.70)	4.27
Total from investment operations	.51	2.67	3.23	(6.30)	4.62
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)
Total distributions	(.32)	(.30) G	(.55)	(2.16)	(2.30)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 22.18	$ 21.99	$ 19.62	$ 16.94	$ 25.40
Total Return A	2.34%	13.76%	19.86%	(26.96)%	21.83%
Ratios to Average Net Assets C,E
Expenses before reductions	1.05%	1.11%	1.24%	1.13%	1.14%
Expenses net of fee waivers, if any	1.05%	1.10%	1.23%	1.13%	1.14%
Expenses net of all reductions	1.04%	1.08%	1.21%	1.11%	1.12%
Net investment income (loss)	1.29%	1.16%	1.61%	1.88%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 520,753	$ 542,319	$ 419,747	$ 345,279	$ 371,262
Portfolio turnover rate D	197%	178%	252%	264%	169%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.01 per share.

G Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended October 31,	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.28	.23	.21
Net realized and unrealized gain (loss)	.21	2.44	4.35
Total from investment operations	.49	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 22.16	$ 21.99	$ 19.64
Total Return B,C	2.25%	13.75%	30.24%
Ratios to Average Net Assets E,H
Expenses before reductions	1.11%	1.14%	1.12% A
Expenses net of fee waivers, if any	1.11%	1.14%	1.12% A
Expenses net of all reductions	1.10%	1.12%	1.10% A
Net investment income (loss)	1.23%	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 541	$ 140
Portfolio turnover rate F	197%	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2011

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques use to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 52,020,553
Gross unrealized depreciation	(16,231,290)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,789,263

Tax Cost	$ 535,513,913

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 6,566,496
Capital loss carryforward	$ (12,673,474)
Net unrealized appreciation (depreciation)	$ 35,673,337

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be October 31, 2012.

The tax character of distributions paid was as follows:

	October 31, 2011	October 31, 2010
Ordinary Income	$ 8,323,777	$ 6,730,799

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,018,089,627 and $1,029,237,687, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 40,759	$ 484
Class T	.25%	.25%	37,976	-
Class B	.75%	.25%	23,897	17,922
Class C	.75%	.25%	83,488	37,026
			$ 186,120	$ 55,432

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,322
Class T	4,918
Class B*	4,696
Class C*	6,138
$ 54,074

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets
Class A	$ 44,268.27
Class T	19,077.25
Class B	7,211.30
Class C	23,912.29
Global Balanced	1,121,414.21
Institutional Class	1,891.27
	$ 1,217,773

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,595 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,767 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Annual Report

Notes to Financial Statements - continued

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,520. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $93,710 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2011	2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended October 31,	2011	2010	2011	2010
Class A
Shares sold	589,852	427,541	$ 13,317,896	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(158,326)	(71,342)	(3,520,934)	(1,433,321)
Net increase (decrease)	437,752	358,458	$ 9,932,990	$ 7,215,594
Class T
Shares sold	308,037	248,501	$ 6,909,923	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(83,961)	(54,884)	(1,863,419)	(1,101,753)
Net increase (decrease)	226,623	194,884	$ 5,102,050	$ 3,923,643
Class B
Shares sold	27,998	90,883	$ 631,778	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(20,319)	(16,760)	(455,688)	(335,882)
Net increase (decrease)	8,284	74,461	$ 189,254	$ 1,492,321
Class C
Shares sold	303,365	253,473	$ 6,744,114	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(116,357)	(44,403)	(2,583,426)	(878,835)
Net increase (decrease)	189,296	209,851	$ 4,210,311	$ 4,240,315
Global Balanced
Shares sold	7,688,422	10,255,268	$ 173,946,427	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(9,221,582)	(7,304,145)	(206,542,789)	(147,245,863)
Net increase (decrease)	(1,184,532)	3,262,910	$ (24,950,947)	$ 65,110,382
Institutional Class
Shares sold	48,248	23,215	$ 1,092,344	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(21,184)	(5,875)	(477,601)	(121,292)
Net increase (decrease)	27,240	17,473	$ 618,609	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Global Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Global Balanced Fund (a fund of Fidelity Charles Street Trust) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Global Balanced Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 16, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 203 funds advised by FMR or an affiliate. Mr. Curvey oversees 429 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (64)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Derek L. Young (47)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (50)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Name, Age; Principal Occupation
Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Global Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Global Balanced Fund	12/12/11	12/09/11	$0.237	$0.089

A total of 3.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Global Balanced Fund designates 13% of the dividend distributed in December 2010 during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Global Balanced Fund designates 47% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Pay Date	Income	Taxes
Fidelity Global Balanced Fund	12/13/10	$0.234	$0.0091

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, as available, the cumulative total returns of the retail class and Class B of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of the retail class and Class B show the performance of the highest performing class (based on five-year performance) and the lowest performing class (based on one-year performance), respectively. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Fidelity Global Balanced Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 35% means that 65% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Global Balanced Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked equal to its competitive median for 2010 and the total expense ratio of each of Class A, Class T, Class B, Class C, and Institutional Class ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board also noted that the majority of funds in the fund's Total Mapped Group are domestic funds, which generally have lower expenses than international and global funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GBL-UANN-1211
1.848649.104

Item 2. Code of Ethics

As of the end of the period, October 31, 2011, Fidelity Charles Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Global Balanced Fund (the "Fund"):

Services Billed by PwC

October 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$68,000	$-	$5,300	$2,000

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Global Balanced Fund	$65,000	$-	$5,100	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	October 31, 2011A	October 31, 2010A
Audit-Related Fees	$3,835,000	$2,150,000
Tax Fees	$-	$-
All Other Fees	$-	$510,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2011 A	October 31, 2010 A
PwC	$5,840,000	$5,205,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2011